UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 through December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Reports to Stockholders.

(a)

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-I-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Core Bond Series - Class I ticker: EXCIX

This annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.45%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and performed roughly in line with its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, selection within credit (i.e., corporate bonds, mortgages, and securitized debt) was a positive contributor to returns. Alternatively, yield curve positioning was a slight detractor.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points since September, longer term interest rates are now up almost 100 basis points since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we remain selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through August 3, 2015 (the inception date of the Class I shares), performance for the Class I shares is based on historical performance of the Class S shares. Because the Class I shares invest in the same portfolio of securities as Class S, performance will only be different to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Core Bond Series - I	1.31%	-0.03%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-I-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$661,748,313
Number of Holdings	193
Annual Portfolio Turnover	55%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

A reverse share split was processed on the issued and outstanding Class I and Z shares of the Core Bond Series after close of business September 6, 2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-S-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Core Bond Series - Class S ticker: EXCRX

This annual shareholder report contains important information about Class S of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$70	0.70%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and performed roughly in line with its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, selection within credit (i.e., corporate bonds, mortgages, and securitized debt) was a positive contributor to returns. Alternatively, yield curve positioning was a slight detractor.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points since September, longer term interest rates are now up almost 100 basis points since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we remain selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Core Bond Series - S	1.06%	-0.28%	1.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-S-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$661,748,313
Number of Holdings	193
Annual Portfolio Turnover	55%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Core Bond Series - Class W ticker: MCBWX

This annual shareholder report contains important information about Class W of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.05%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and performed roughly in line with its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, selection within credit (i.e., corporate bonds, mortgages, and securitized debt) was a positive contributor to returns. Alternatively, yield curve positioning was a slight detractor.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points since September, longer term interest rates are now up almost 100 basis points since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we remain selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Core Bond Series - W	1.78%	0.35%	1.53%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$661,748,313
Number of Holdings	193
Annual Portfolio Turnover	55%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-Z-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Core Bond Series - Class Z ticker: MCBZX

This annual shareholder report contains important information about Class Z of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$30	0.30%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and performed roughly in line with its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, selection within credit (i.e., corporate bonds, mortgages, and securitized debt) was a positive contributor to returns. Alternatively, yield curve positioning was a slight detractor.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points since September, longer term interest rates are now up almost 100 basis points since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we remain selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class S shares. Because the Class Z shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Core Bond Series - Z	1.52%	0.10%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-Z-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$661,748,313
Number of Holdings	193
Annual Portfolio Turnover	55%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

A reverse share split was processed on the issued and outstanding Class I and Z shares of the Core Bond Series after close of business September 6, 2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-I-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Unconstrained Bond Series - Class I ticker: MNCPX

This annual shareholder report contains important information about Class I of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive absolute returns and outperformed the broad market, as represented by the Bloomberg US Aggregate Bond Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, outperformance relative to the broad market largely occurred during the fourth quarter following a reset in rate expectations (e.g., investors now expect fewer cuts in 2025). This ultimately was a positive contributor to relative returns as the Series maintains a shorter duration profile (i.e. less interest rate sensitivity). Additionally, the Series benefitted from a steepening yield curve as the curve normalized with yields falling on the front end while subsequently rising on the long end.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points starting in September, longer term interest rates are now up almost 100 basis points since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we continue to be selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - I	4.39%	2.81%	2.69%
FTSE 3-Month T-Bill Index	5.45%	2.54%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of London Stock Exchange Group plc and its group undertakings (“LSE Group”), Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-I-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$846,597,339
Number of Holdings	210
Annual Portfolio Turnover	51%
Total Net Advisory Fees Paid	$589,573

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

A reverse share split was processed on the issued and outstanding Class I shares of the Unconstrained Bond Series after close of business September 6,2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-S-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Unconstrained Bond Series - Class S ticker: EXCPX

This annual shareholder report contains important information about Class S of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$77	0.75%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive absolute returns and outperformed the broad market, as represented by the Bloomberg US Aggregate Bond Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, outperformance relative to the broad market largely occurred during the fourth quarter following a reset in rate expectations (e.g., investors now expect fewer cuts in 2025). This ultimately was a positive contributor to relative returns as the Series maintains a shorter duration profile (i.e. less interest rate sensitivity). Additionally, the Series benefitted from a steepening yield curve as the curve normalized with yields falling on the front end while subsequently rising on the long end.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points starting in September, longer term interest rates are now up almost 100 basis points since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we continue to be selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - S	4.08%	2.57%	2.43%
FTSE 3-Month T-Bill Index	5.45%	2.54%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of London Stock Exchange Group plc and its group undertakings (“LSE Group”), Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-S-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$846,597,339
Number of Holdings	210
Annual Portfolio Turnover	51%
Total Net Advisory Fees Paid	$589,573

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Unconstrained Bond Series - Class W ticker: MUBWX

This annual shareholder report contains important information about Class W of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.05%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive absolute returns and outperformed the broad market, as represented by the Bloomberg US Aggregate Bond Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, outperformance relative to the broad market largely occurred during the fourth quarter following a reset in rate expectations (e.g., investors now expect fewer cuts in 2025). This ultimately was a positive contributor to relative returns as the Series maintains a shorter duration profile (i.e. less interest rate sensitivity). Additionally, the Series benefitted from a steepening yield curve as the curve normalized with yields falling on the front end while subsequently rising on the long end.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points starting in September, longer term interest rates are now up almost 100 basis points since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we continue to be selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - W	4.85%	3.26%	2.85%
FTSE 3-Month T-Bill Index	5.45%	2.54%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of London Stock Exchange Group plc and its group undertakings (“LSE Group”), Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$846,597,339
Number of Holdings	210
Annual Portfolio Turnover	51%
Total Net Advisory Fees Paid	$589,573

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-I-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report High Yield Bond Series - Class I ticker: MNHAX

This annual shareholder report contains important information about Class I of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.61%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered strong positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads as growing confidence in the U.S. economy was a positive for risk assets. Outperformance relative to the benchmark was primarily driven by strong security selection, particularly within Basic Industry and Financial Services, which is consistent with the Series’ high conviction approach.

Positioning

High yield credit spreads remain near all-time lows as investors continue to price in a high degree of economic confidence. Given the asymmetrical nature of returns in fixed income (i.e., the potential upside is inherently capped), we believe that risks are generally more skewed to the downside at current yield levels. As such, we remain selective and are continuing to focus on businesses with good relative value that generate positive free cash flow and that either pay down debt or focus on improving their business.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, issued in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity as of the rebalancing date, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
High Yield Bond Series - I	9.95%	6.32%	6.30%
ICE BofA US High Yield Cash Pay Index	8.04%	4.02%	5.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of ICE Data Indices, LLC, its affiliates ("ICE Data"), Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier. For additional disclosure information, please see:
https://go.manningnapier.com/benchmark-provisions.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-I-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$1,367,055,698
Number of Holdings	102
Annual Portfolio Turnover	96%
Total Net Advisory Fees Paid	$3,778,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

A reverse share split was processed on the issued and outstanding Class I and Z shares of the High Yield Bond Series after close of business September 6, 2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-S-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report High Yield Bond Series - Class S ticker: MNHYX

This annual shareholder report contains important information about Class S of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$94	0.90%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered strong positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads as growing confidence in the U.S. economy was a positive for risk assets. Outperformance relative to the benchmark was primarily driven by strong security selection, particularly within Basic Industry and Financial Services, which is consistent with the Series’ high conviction approach.

Positioning

High yield credit spreads remain near all-time lows as investors continue to price in a high degree of economic confidence. Given the asymmetrical nature of returns in fixed income (i.e., the potential upside is inherently capped), we believe that risks are generally more skewed to the downside at current yield levels. As such, we remain selective and are continuing to focus on businesses with good relative value that generate positive free cash flow and that either pay down debt or focus on improving their business.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, issued in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity as of the rebalancing date, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
High Yield Bond Series - S	9.64%	6.03%	6.02%
ICE BofA US High Yield Cash Pay Index	8.04%	4.02%	5.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of ICE Data Indices, LLC, its affiliates ("ICE Data"), Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier. For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-S-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$1,367,055,698
Number of Holdings	102
Annual Portfolio Turnover	96%
Total Net Advisory Fees Paid	$3,778,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report High Yield Bond Series - Class W ticker: MHYWX

This annual shareholder report contains important information about Class W of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered strong positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads as growing confidence in the U.S. economy was a positive for risk assets. Outperformance relative to the benchmark was primarily driven by strong security selection, particularly within Basic Industry and Financial Services, which is consistent with the Series’ high conviction approach.

Positioning

High yield credit spreads remain near all-time lows as investors continue to price in a high degree of economic confidence. Given the asymmetrical nature of returns in fixed income (i.e., the potential upside is inherently capped), we believe that risks are generally more skewed to the downside at current yield levels. As such, we remain selective and are continuing to focus on businesses with good relative value that generate positive free cash flow and that either pay down debt or focus on improving their business.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, issued in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity as of the rebalancing date, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
High Yield Bond Series - W	10.62%	6.89%	6.53%
ICE BofA US High Yield Cash Pay Index	8.04%	4.02%	5.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of ICE Data Indices, LLC, its affiliates ("ICE Data"), Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier. For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$1,367,055,698
Number of Holdings	102
Annual Portfolio Turnover	96%
Total Net Advisory Fees Paid	$3,778,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-Z-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report High Yield Bond Series - Class Z ticker: MHYZX

This annual shareholder report contains important information about Class Z of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$53	0.50%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered strong positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads as growing confidence in the U.S. economy was a positive for risk assets. Outperformance relative to the benchmark was primarily driven by strong security selection, particularly within Basic Industry and Financial Services, which is consistent with the Series’ high conviction approach.

Positioning

High yield credit spreads remain near all-time lows as investors continue to price in a high degree of economic confidence. Given the asymmetrical nature of returns in fixed income (i.e., the potential upside is inherently capped), we believe that risks are generally more skewed to the downside at current yield levels. As such, we remain selective and are continuing to focus on businesses with good relative value that generate positive free cash flow and that either pay down debt or focus on improving their business.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class S shares. Because the Class Z shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, issued in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity as of the rebalancing date, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
High Yield Bond Series - Z	10.01%	6.42%	6.25%
ICE BofA US High Yield Cash Pay Index	8.04%	4.02%	5.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of ICE Data Indices, LLC, its affiliates ("ICE Data"), Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier. For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-Z-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$1,367,055,698
Number of Holdings	102
Annual Portfolio Turnover	96%
Total Net Advisory Fees Paid	$3,778,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

A reverse share split was processed on the issued and outstanding Class I and Z shares of the High Yield Bond Series after close of business September 6, 2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-A-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Diversified Tax Exempt Series - Class A ticker: EXDVX

This annual shareholder report contains important information about Class A of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.62%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered slightly positive returns but underperformed its benchmark, the Bloomberg Municipal 1-15 YR Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefited from tightening credit spreads over the course of the year. Underperformance relative to the benchmark was due to an underweight to lower/middle tier credits.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points starting in September, longer term interest rates are now up almost 100 basis since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we continue to be selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg Municipal 1-15 Year Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-15 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Bloomberg Municipal Bond Index covers the USD-denominated long term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Index measures all municipal bonds with at least one year until final maturity. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Diversified Tax Exempt Series - A	0.29%	0.81%	1.27%
Bloomberg Municipal 1-15 Year Bond Index	0.88%	1.08%	2.04%
Bloomberg Municipal Bond	1.05%	0.99%	2.25%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-A-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$204,149,138
Number of Holdings	129
Annual Portfolio Turnover	11%
Total Net Advisory Fees Paid	$5,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Top Ten States (% of total investments)

New York, 13.8%
Washington, 7.9%
Florida, 7.9%
Texas, 7.6%
Ohio, 5.3%
Tennessee, 4.7%
Maryland, 4.3%
District of Columbia, 3.9%
Wisconsin, 3.5%
Illinois, 3.3%

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.7
Revenue Bonds	44.7
Commercial Mortgage-Backed Securities	1.0
General Obligation Bonds	50.3
Exchange-Traded Fund	2.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Diversified Tax Exempt Series - Class W ticker: MNDWX

This annual shareholder report contains important information about Class W of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$12	0.12%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered slightly positive returns but underperformed its benchmark, the Bloomberg Municipal 1-15 YR Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefited from tightening credit spreads over the course of the year. Underperformance relative to the benchmark was due to an underweight to lower/middle tier credits.

Positioning

Despite the Federal Reserve cutting their policy rate by 100 basis points starting in September, longer term interest rates are now up almost 100 basis since those cuts began. We think longer term interest rates are beginning to become attractive from a total return perspective as real yields and inflation expectations are cheap. As credit spreads remain extremely tight, we continue to be selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class A shares. Because the Class W shares invest in the same portfolio of securities as the Class A shares, performance will be different only to the extent that the Class A shares have a higher expense ratio.

The Bloomberg Municipal 1-15 Year Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-15 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Bloomberg Municipal Bond Index covers the USD-denominated long term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Index measures all municipal bonds with at least one year until final maturity. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Diversified Tax Exempt Series - W	0.80%	1.29%	1.57%
Bloomberg Municipal 1-15 Year Bond Index	0.88%	1.08%	2.04%
Bloomberg Municipal Bond	1.05%	0.99%	2.25%

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$204,149,138
Number of Holdings	129
Annual Portfolio Turnover	11%
Total Net Advisory Fees Paid	$5,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Top Ten States (% of total investments)

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.7
Revenue Bonds	44.7
Commercial Mortgage-Backed Securities	1.0
General Obligation Bonds	50.3
Exchange-Traded Fund	2.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-I-12/24-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

annual shareholder report Callodine Equity Income Series - Class I ticker: CEIIX

This annual shareholder report contains important information about Class I of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.95%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series generated double-digit positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series’ positive absolute returns were driven by a strong year for U.S. equity markets across market capitalizations and styles, including dividend-paying companies. The Series’ outperformance relative to its benchmark was a result of strong stock selection results, most notable in the Consumer Discretionary and Financials sectors.

Positioning

The Series continues to identify attractive investment opportunities in the yield-oriented segment of the equity market. Notable areas of portfolio exposure relative to the benchmark include the Health Care, Consumer, and Energy sectors. Conversely, the Series continues to have zero exposure to the Information Technology sector and removed the extent of its Real Estate holdings from the portfolio during the year.

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were higher than the fees and expenses of the Series’ Class I Shares. Accordingly, performance shown for the Class I shares is the Predecessor Fund’s performance unadjusted.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. Dividends are accounted for on a monthly basis. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Callodine Equity Income Series - I	24.03%	15.38%
S&P 500 High Yield Dividend Index	15.31%	5.81%
S&P 500 Total Return Index	25.02%	8.94%

Performance numbers for the Predecessor Fund and the indices are calculated from January 1, 2022, the inception date of the Series A interests and Series SI interests of the Predecessor Fund.

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of S&P Dow Jones Indices LLC, a division of S&P Global Inc., its affiliates (“S&P”), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier. com/benchmark-provisions.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-I-12/24-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$134,055,708
Number of Holdings	26
Annual Portfolio Turnover	94%
Total Net Advisory Fees Paid	$314,673

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

Cash, short-term investment, and other assets, less liabilities, 2.2%
Communication Services, 3.1%
Consumer Discretionary, 14.5%
Consumer Staples, 13.1%
Energy, 14.1%
Financials, 17.1%
Health Care, 19.4%
Industrials, 3.4%
Materials, 3.0%
Utilities, 10.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

How Has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-S-12/24-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

annual shareholder report Callodine Equity Income Series - Class S ticker: CEISX

This annual shareholder report contains important information about Class S of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$134	1.20%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series generated double-digit positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series’ positive absolute returns were driven by a strong year for U.S. equity markets across market capitalizations and styles, including dividend-paying companies. The Series’ outperformance relative to its benchmark was a result of strong stock selection results, most notable in the Consumer Discretionary and Financials sectors.

Positioning

The Series continues to identify attractive investment opportunities in the yield-oriented segment of the equity market. Notable areas of portfolio exposure relative to the benchmark include the Health Care, Consumer, and Energy sectors. Conversely, the Series continues to have zero exposure to the Information Technology sector and removed the extent of its Real Estate holdings from the portfolio during the year.

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were lower than the fees and expenses of the Series’ Class S Shares. The performance shown for the Class S Shares is the Predecessor Fund’s performance adjusted to reflect the fees and expenses of the Class S Shares.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. Dividends are accounted for on a monthly basis. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Callodine Equity Income Series - S	23.75%	15.17%
S&P 500 High Yield Dividend Index	15.31%	5.81%
S&P 500 Total Return Index	25.02%	8.94%

Performance numbers for the Predecessor Fund and the indices are calculated from January 1, 2022, the inception date of the Series A interests and Series SI interests of the Predecessor Fund.

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of S&P Dow Jones Indices LLC, a division of S&P Global Inc., its affiliates (“S&P”), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier. com/benchmark-provisions.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-S-12/24-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$134,055,708
Number of Holdings	26
Annual Portfolio Turnover	94%
Total Net Advisory Fees Paid	$314,673

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

How Has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-Z-12/24-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

annual shareholder report Callodine Equity Income Series - Class Z ticker: CEIZX

This annual shareholder report contains important information about Class Z of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$90	0.80%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series generated double-digit positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series’ positive absolute returns were driven by a strong year for U.S. equity markets across market capitalizations and styles, including dividend-paying companies. The Series’ outperformance relative to its benchmark was a result of strong stock selection results, most notable in the Consumer Discretionary and Financials sectors.

Positioning

The Series continues to identify attractive investment opportunities in the yield-oriented segment of the equity market. Notable areas of portfolio exposure relative to the benchmark include the Health Care, Consumer, and Energy sectors. Conversely, the Series continues to have zero exposure to the Information Technology sector and removed the extent of its Real Estate holdings from the portfolio during the year.

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were higher than the fees and expenses of the Series’ Class Z Shares. Accordingly, performance shown for the Class Z shares is the Predecessor Fund’s performance unadjusted.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. Dividends are accounted for on a monthly basis. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Callodine Equity Income Series - Z	24.24%	15.45%
S&P 500 High Yield Dividend Index	15.31%	5.81%
S&P 500 Total Return Index	25.02%	8.94%

Performance numbers for the Predecessor Fund and the indices are calculated from January 1, 2022, the inception date of the Series A interests and Series SI interests of the Predecessor Fund.

The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of S&P Dow Jones Indices LLC, a division of S&P Global Inc., its affiliates (“S&P”), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see:

https://go.manningnapier. com/benchmark-provisions.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-Z-12/24-AR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.

Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$134,055,708
Number of Holdings	26
Annual Portfolio Turnover	94%
Total Net Advisory Fees Paid	$314,673

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

How Has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-I-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Credit Series - Class I ticker: MCDIX

This annual shareholder report contains important information about Class I of Credit Series, a series of Manning & Napier Fund Inc., for the period of September 23, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.50%

Expenses are equal to each Class's expense ratio since inception multiplied by the average account value over the period. The Class's expenses would have been higher for the full twelve-month period and if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the Bloomberg US Intermediate Credit Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, an allocation to securitized debt and overall security selection were positive contributors to returns.

Positioning

Credit spreads remain extremely tight as investors continue to price in a high degree of economic confidence. Given the asymmetrical nature of returns in fixed income (i.e., the potential upside is inherently capped), we believe that risks are generally more skewed to the downside at current yield levels. As such, we remain selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. Inception performance for the index begins on the first day of the month following the Series’ inception. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through September 23, 2024 (the inception date of the Class I shares), performance for the Class I shares is based on historical performance of the Class W shares. Because the Class I shares invest in the same portfolio of securities as Class W, performance will only be different to the extent that the Class W shares have a lower expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.The Bloomberg U.S. Intermediate Government/Credit Bond Index is a market value-weighted measure of over 3,000 investment-grade corporate and government securities with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Credit Series - I	4.17%	1.34%
Bloomberg U.S. Intermediate Credit Index	4.01%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.23%

Performance numbers and the indices are calculated from April 14, 2020, the inception date of Class W. The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-I-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$279,124,831
Number of Holdings	139
Annual Portfolio Turnover	35%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

On September 23, 2024 the Advisor launched Class S and Class I of the Credit Series. Because the Class I shares and Class S shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class W shares. Performance will be different only to the extent that the Class I shares and Class S shares have higher expenses.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-S-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Credit Series - Class S ticker: MCDSX

This annual shareholder report contains important information about Class S of Credit Series, a series of Manning & Napier Fund Inc., for the period of September 23, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$18	0.63%

Expenses are equal to each Class's expense ratio since inception multiplied by the average account value over the period. The Class's expenses would have been higher for the full twelve-month period and if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the Bloomberg US Intermediate Credit Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, an allocation to securitized debt and overall security selection were positive contributors to returns.

Positioning

Credit spreads remain extremely tight as investors continue to price in a high degree of economic confidence. Given the asymmetrical nature of returns in fixed income (i.e., the potential upside is inherently capped), we believe that risks are generally more skewed to the downside at current yield levels. As such, we remain selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. Inception performance for the index begins on the first day of the month following the Series’ inception. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through September 23, 2024 (the inception date of the Class S shares), performance for the Class S shares is based on historical performance of the Class W shares. Because the Class S shares invest in the same portfolio of securities as Class W, performance will only be different to the extent that the Class W shares have a lower expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.The Bloomberg U.S. Intermediate Government/Credit Bond Index is a market value-weighted measure of over 3,000 investment-grade corporate and government securities with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Credit Series - S	3.91%	1.09%
Bloomberg U.S. Intermediate Credit Index	4.01%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.23%

Performance numbers and the indices are calculated from April 14, 2020, that inception date of Class W. The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-S-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$279,124,831
Number of Holdings	139
Annual Portfolio Turnover	35%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

On September 23, 2024 the Advisor launched Class S and Class I of the Credit Series. Because the Class I shares and Class S shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class W shares. Performance will be different only to the extent that the Class I shares and Class S shares have higher expenses.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

annual shareholder report Credit Series - Class W ticker: MCDWX

This annual shareholder report contains important information about Class W of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Management's Discussion of Fund Performance

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the Bloomberg US Intermediate Credit Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, an allocation to securitized debt and overall security selection were positive contributors to returns.

Positioning

Credit spreads remain extremely tight as investors continue to price in a high degree of economic confidence. Given the asymmetrical nature of returns in fixed income (i.e., the potential upside is inherently capped), we believe that risks are generally more skewed to the downside at current yield levels. As such, we remain selective and believe that the current environment is one where bottom-up security selection can shine.

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. Inception performance for the index begins on the first day of the month following the Series’ inception. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.The Bloomberg U.S. Intermediate Government/Credit Bond Index is a market value-weighted measure of over 3,000 investment-grade corporate and government securities with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Credit Series - W	4.56%	1.74%
Bloomberg U.S. Intermediate Credit Index	4.01%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.23%

Performance numbers and the indices are calculated from April 14, 2020, the inception date of Class W The Series' past performance is not a good predictor of how the Series will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.

Index data referenced herein is the property of Bloomberg Finance L.P. and its affiliates ("Bloomberg"), and/or its third party suppliers and has been licensed for use by Manning & Napier.

For additional disclosure information, please see: https://go.manningnapier.com/benchmark-provisions.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-W-12/24-AR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$279,124,831
Number of Holdings	139
Annual Portfolio Turnover	35%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

(b) Not applicable

ITEM 2: CODE OF ETHICS

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable to the registrant due to the responses given in 2(c) and 2(d) above.

(f)	A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

All of the members of the Audit committee have been determined by the Registrant’s Board of Directors to be Audit Committee Financial Experts as defined in this item. The current members of the Audit Committee are: Eunice K. Chapon, Paul A. Brooke, John M. Glazer, Russell O. Vernon, and Chester N. Watson. All Audit Committee members are independent under applicable rules. This designation will not increase the designee’s duties, obligations or liability as compared to their duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4: Principal Accountant Fees and Services

Principal Accountant Fees and Services

Aggregate fees for professional services rendered for the Manning & Napier Fund, Inc. (Callodine Equity Income Series, Core Bond Series, Credit Series, Diversified Tax Exempt Series, High Yield Bond Series, and Unconstrained Bond Series, collectively the “Fund”) by PricewaterhouseCoopers LLP (“PwC”) as of and for the years ended December 31, 2024 and 2023 were:

	2024	2023

Audit Fees (a)	$303,700	$278,402

Audit Related Fees (b)	$0	$0

Tax Fees (c)	$93,000	$93,100

All Other Fees (d)	$0	$0

	$396,700	$371,502

(a)	Audit Fees

These fees relate to professional services rendered by PwC for the audit of the Fund’s annual financial statements or services normally provided by the accountant in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Fund, issuance of consents, income tax provision procedures and assistance with review of documents filed with the SEC.

(b)	Audit-Related Fees

These fees relate to assurance and related services by PwC that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under “Audit Fees” above.

(c)	Tax Fees

These fees relate to professional services rendered by PwC for tax compliance, tax advice, tax planning and shareholder reporting.

(d)	All Other Fees

These fees relate to products and services provided by PwC other than those reported above under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended December 31, 2024 and 2023.

Non-Audit Services to the Fund’s Service Affiliates that were Pre-Approved by the Fund’s Audit Committee

The Fund’s Audit Committee is required to pre-approve non-audit services which meet both the following criteria:

i)	Directly relate to the Fund’s operations and financial reporting; and

ii)	Rendered by PwC to the Fund’s advisor, Manning & Napier Advisors, LLC, and entities in a control relationship with the advisor (“service affiliate”) that provide ongoing services to the Fund. For purposes of disclosure, Manning & Napier Investor Services, Inc. is considered to be a service affiliate.

	2024	2023

Audit Related Fees	$0	$0

Tax Fees	$0	$0

	$0	$0

There were no Audit Related fees for the year ended December 31, 2024 or December 31, 2023.

There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended December 31, 2024 and 2023.

Aggregate Fees

Aggregate fees billed to the Fund for non-audit services for 2024 and 2023 were $93,000 and $93,100, respectively. Aggregate fees billed to the Fund’s advisor and service affiliates for non-audit services were $0 and $0, respectively. These amounts include fees for non-audit services required to be pre-approved and fees for non-audit services that did not require pre-approval since they did not relate to the Fund’s operations and financial reporting.

The Fund’s Audit Committee has considered whether the provisions for non-audit services to the Fund’s advisor and service affiliates, which did not require pre-approval, are compatible with maintaining PwC’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants

Not applicable.

Item 6: Investments

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

www.manning-napier.com

Manning & Napier Fund, Inc.

Core Bond Series

Core Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 22.1%

Non-Convertible Corporate Bonds- 22.1%
Communication Services - 1.3%
Entertainment - 0.8%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	5,780,000	$5,375,103

Interactive Media & Services - 0.5%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	3,520,000	3,386,691

Total Communication Services		8,761,794

Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	8,325,000	7,113,441

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,905,000	5,267,047
Energy Transfer LP,
7.375%, 2/1/2031[2]	3,395,000	3,552,212
6.50%, 2/1/2042	5,125,000	5,307,701

Total Energy		14,126,960

Financials - 11.6%
Banks - 8.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	6,260,000	5,376,638
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	5,730,000	5,455,603
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[3]	3,675,000	3,638,610
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	3,465,000	3,580,756
Huntington Bancshares, Inc., 2.55%, 2/4/2030	4,145,000	3,643,027
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	9,185,000	8,938,872
KeyBank NA, 5.85%, 11/15/2027	3,530,000	3,614,935
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[3]	5,305,000	5,325,383
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	6,075,000	5,481,344
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	5,430,000	5,374,475
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	5,260,000	$5,345,902
		55,775,545
Capital Markets - 0.7%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	4,700,000	4,840,173

Consumer Finance - 1.1%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[3]	6,435,000	7,098,422

Insurance - 1.4%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,775,000	1,773,508
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,785,000	1,780,974
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,785,000	1,776,485
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	3,420,000	3,513,160
		8,844,127
Total Financials		76,558,267

Industrials - 1.6%
Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	3,550,000	3,566,407

Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,895,000	3,605,319
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	3,745,000	3,601,248
		7,206,567
Total Industrials		10,772,974

Materials - 0.6%
Metals & Mining - 0.6%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	3,653,902	3,544,999

Real Estate - 2.2%
Retail REITs - 1.0%
Simon Property Group LP,
2.25%, 1/15/2032	3,720,000	3,086,514
2.65%, 2/1/2032	4,285,000	3,645,092
		6,731,606
Specialized REITs - 1.2%
SBA Tower Trust,
6.599%, 1/15/2028[2]	5,225,000	5,358,359

The accompanying notes are an integral part of the financial statements.

 1

Core Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, (continued)
4.831%, 10/15/2029[2]	2,730,000	$2,666,312
		8,024,671
Total Real Estate		14,756,277

Utilities - 1.6%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	3,355,000	3,540,760

Independent Power and Renewable Electricity Producers - 1.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	6,750,000	7,064,308

Total Utilities		10,605,068

TOTAL CORPORATE BONDS (Identified Cost $147,375,384)		146,239,780

ASSET-BACKED SECURITIES - 11.7%
ALLO Issuer LLC, Series 2024-1A, Class A2, 5.94%, 7/20/2054[2]	1,250,000	1,260,485
Amur Equipment Finance Receivables XIV LLC,
Series 2024-2A, Class A2, 5.19%, 7/21/2031[2]	4,600,000	4,633,941
Series 2024-2A, Class B, 5.20%, 7/21/2031[2]	3,444,000	3,451,242
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	3,095,000	3,123,674
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	1,438,653
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,546,290
Cloud Capital Holdco LP, Series 2024- 1A, Class A2, 5.781%, 11/22/2049[2]	3,250,000	3,245,238
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	940,000	965,319
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	315,232	283,552
Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	2,250,000	2,217,544
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	317,811	307,375
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,310,133
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,155,753
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.710%, 11/27/2073[2,4]	2,469,106	$2,476,092
ExteNet Issuer LLC, Series 2024-1A, Class A2, 5.335%, 7/25/2054[2]	3,000,000	2,971,485
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,683,696
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,190,706	967,498
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,604,514
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	304,918	305,420
Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, 10/15/2072[2]	6,829,585	6,904,223
Oxford Finance Funding LLC,
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	351,626	348,370
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,262,953	2,235,356
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,600,000	2,622,383
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,268,627	1,246,975
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,012,324	1,013,628
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	930,428	936,033
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 5.220%, 12/15/2039[4]	5,259,006	5,172,027
SMB Private Education Loan Trust,
Series 2021-A, Class A2A1, (1 mo. U.S. Secured Overnight Financing Rate + 0.844%), 5.242%, 1/15/20532,4.	4,103,076	4,062,545
Series 2024-D, Class A1A, 5.38%, 7/15/2053[2]	5,219,795	5,189,693
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	3,530,680	3,350,197
Tricon Residential Trust, Series 2024- SFR3, Class A, 4.50%, 8/17/2041[2]	5,500,000	5,340,849
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	1,950,000	1,913,656

TOTAL ASSET-BACKED SECURITIES (Identified Cost $77,818,087)		77,283,839

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	1,160,221	1,088,831

The accompanying notes are an integral part of the financial statements.

 2

Core Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,5]	11,348	$10,615
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,5]	783,216	625,297
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,5]	158,397	144,186
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,5]	163,723	144,583
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,5]	47,770	41,622
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,5]	29,604	25,319
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,5]	4,595,378	3,938,017
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,502,525	1,293,662
Series 2018-31, Class KP, 3.50%, 7/25/2047	8,483	8,328
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,074,399	889,471
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,188,341	1,160,541
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,218,225	1,038,722
Government National Mortgage Association,
Series 2017-54, Class AH, 2.60%, 12/16/2056	50,070	45,161
Series 2024-64, Class BQ, 5.00%, 4/20/2054	4,397,608	4,315,610
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	441,540	373,906
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,4]	1,488,392	1,379,931
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	1,082,967	941,806
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	1,084,771	940,376
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	1,253,926	1,044,295
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,5]	21,557	21,069
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,5]	13,850	12,381
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,5]	1,625,311	1,259,412
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Seasoned Mortgage Trust, Series 2024-1, Class A3, 4.503%, 10/25/2054[2,5]	2,000,000	$1,866,060
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,5]	82,178	78,329
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,5]	37,932	35,832
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,5]	70,918	67,328
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,5]	64,594	60,466
OBX Trust,
Series 2020-EXP1, Class B21A, 4.930%, 2/25/2060[2,5]	8,013,349	7,942,744
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,5]	1,205,904	1,013,196
Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[2,6]	2,859,248	2,663,996
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,6]	1,325,510	1,333,334
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.339%, 7/25/2029 (Acquired 07/24/2023, cost $2,473,854)[4,7]	2,473,854	2,473,585
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,5]	577,484	525,888
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	1,431,261	1,191,284
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	2,366,213	1,890,195
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	1,482,223	1,191,594
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[5]	1,313,708	1,109,529
Series 2013-6, Class A2, 3.00%, 5/25/2043[5]	355,426	313,500
Series 2013-7, Class A2, 3.00%, 6/25/2043[5]	27,617	24,360
Series 2013-8, Class A1, 3.00%, 6/25/2043[5]	72,737	64,388
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,5]	376,083	353,347
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.453%, 10/25/2048[2,4]	60,017	60,671
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,5]	13,408	12,075

The accompanying notes are an integral part of the financial statements.

 3

Core Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, (continued)
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,5]	395,507	$359,134

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $48,322,557)		45,373,976

MUNICIPAL BONDS - 0.1%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	70,643
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	540,173

TOTAL MUNICIPAL BONDS (Identified Cost $698,169)		610,816

U.S. TREASURY SECURITIES - 37.7%

U.S. Treasury Bonds - 15.8%
U.S. Treasury Bond
2.375%, 2/15/2042	46,598,000	33,201,075
3.00%, 5/15/2047	61,551,000	45,547,740
3.625%, 2/15/2053	31,942,000	25,997,793

Total U.S. Treasury Bonds (Identified Cost $110,664,821)		104,746,608
U.S. Treasury Notes - 21.9%
U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Yield + 0.182%), 4.458%, 7/31/2026[4]	17,274,000	17,285,034
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	20,308,960	18,035,309
U.S. Treasury Note
3.125%, 11/15/2028	22,656,000	21,673,650
1.75%, 11/15/2029	24,140,000	21,405,391
1.375%, 11/15/2031	20,702,000	16,914,181
4.125%, 11/15/2032	24,745,000	24,137,974
4.50%, 11/15/2033	25,682,000	25,573,654
Total U.S. Treasury Notes (Identified Cost $146,814,859)		145,025,193
TOTAL U.S. TREASURY SECURITIES (Identified Cost $257,479,680)		249,771,801

U.S. GOVERNMENT AGENCIES - 20.6%

Mortgage-Backed Securities - 20.6%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033	68,597	66,840
Pool #MA1834, UMBS, 4.50%, 2/1/2034	21,665	21,349
Pool #FM1158, UMBS, 3.50%, 6/1/2034	266,893	255,644
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA2587, UMBS, 3.50%, 4/1/2036	151,743	$143,421
Pool #995876, UMBS, 6.00%, 11/1/2038	45,921	47,747
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,255,648	1,958,934
Pool #AI5172, UMBS, 4.00%, 8/1/2041	30,699	28,941
Pool #AH3858, UMBS, 4.50%, 8/1/2041	127,380	123,346
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,759,738	1,590,375
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,382,132	2,230,324
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,971,565	3,907,272
Pool #AL7729, UMBS, 4.00%, 6/1/2043	39,180	36,936
Pool #AX1685, UMBS, 3.50%, 11/1/2044	345,989	313,990
Pool #AS4103, UMBS, 4.50%, 12/1/2044	110,164	106,187
Pool #AY8604, UMBS, 3.50%, 4/1/2045	57,935	52,345
Pool #BC6764, UMBS, 3.50%, 4/1/2046	24,231	21,832
Pool #BC8677, UMBS, 4.00%, 5/1/2046	18,777	17,476
Pool #AS8522, UMBS, 3.00%, 12/1/2046	7,833,622	6,708,972
Pool #BD1191, UMBS, 3.50%, 1/1/2047	166,285	149,826
Pool #BE7845, UMBS, 4.50%, 2/1/2047	28,037	26,885
Pool #FS8139, UMBS, 2.00%, 4/1/2047	11,605,631	9,072,782
Pool #MA3007, UMBS, 3.00%, 4/1/2047	595,817	518,247
Pool #FM2232, UMBS, 4.00%, 6/1/2048	85,703	79,523
Pool #AL8674, 5.638%, 1/1/2049	192,304	196,247
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,336,585	2,100,821
Pool #FS9332, UMBS, 3.00%, 3/1/2050	6,402,389	5,565,973
Pool #CA5518, UMBS, 3.00%, 4/1/2050	4,096,751	3,542,089
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,994,063	3,423,548
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,557,583	2,210,196
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,709,153	3,435,776
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,246,037	1,931,686

The accompanying notes are an integral part of the financial statements.

 4

Core Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS2998, UMBS, 3.50%, 4/1/2052	3,959,873	$3,544,588
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,955,036	2,645,132
Pool #FS7251, UMBS, 3.00%, 5/1/2052	9,649,451	8,271,043
Pool #MA4600, UMBS, 3.50%, 5/1/2052	1,464,301	1,297,046
Pool #MA4656, UMBS, 4.50%, 7/1/2052	8,422,872	7,938,956
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,265,848	2,134,968
Pool #MA4807, UMBS, 5.50%, 11/1/2052	3,080,024	3,050,032
Pool #FS9453, UMBS, 4.50%, 8/1/2053	3,939,290	3,713,259
Pool #FS7999, UMBS, 5.50%, 4/1/2054	17,411,008	17,256,521
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	33,027	32,783
Pool #C91746, 4.50%, 12/1/2033	26,646	26,298
Pool #C91771, 4.50%, 6/1/2034	36,337	35,820
Pool #C91780, 4.50%, 7/1/2034	42,167	41,595
Pool #QN0349, UMBS, 3.00%, 8/1/2034	285,375	268,671
Pool #C91832, 3.50%, 6/1/2035	162,184	154,017
Pool #G08268, 5.00%, 5/1/2038	231,464	230,679
Pool #G05900, 6.00%, 3/1/2040	15,315	15,944
Pool #A92889, 4.50%, 7/1/2040	91,326	88,762
Pool #A93451, 4.50%, 8/1/2040	256,693	249,487
Pool #G60513, 5.00%, 7/1/2041	212,898	212,350
Pool #G60071, 4.50%, 7/1/2042	88,230	85,753
Pool #RB5188, UMBS, 4.00%, 10/1/2042	3,108,120	2,913,764
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #Q17513, 3.50%, 4/1/2043	53,372	$48,712
Pool #Q37857, 4.00%, 12/1/2045	205,475	192,031
Pool #G60855, 4.50%, 12/1/2045	81,653	78,809
Pool #Q38388, 4.00%, 1/1/2046	187,727	175,424
Pool #Q47544, 4.00%, 3/1/2047	196,138	182,695
Pool #Q47130, 4.50%, 4/1/2047	24,313	23,302
Pool #G08786, 4.50%, 10/1/2047	58,117	55,704
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,492,856	2,147,443
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,063,891	1,911,775
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,416,980	1,335,790
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,467,053	3,437,216
Pool #SD8238, UMBS, 4.50%, 8/1/2052	3,179,098	2,995,959
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,623,663	6,413,791
Pool #QG6308, UMBS, 6.00%, 7/1/2053	2,058,386	2,082,351
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,077,978	2,982,421
Pool #SD4235, UMBS, 6.00%, 11/1/2053	1,445,843	1,464,639
Pool #SD5413, UMBS, 5.00%, 5/1/2054	6,720,656	6,529,733
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $139,019,532)		136,150,793

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Government Cash Management, Institutional Shares, 4.36%[8]
(Identified Cost $2,299,316)	2,299,316	2,299,316

TOTAL INVESTMENTS - 99.4% (Identified Cost $673,012,725)		657,730,321
OTHER ASSETS, LESS LIABILITIES - 0.6%		4,017,992
NET ASSETS - 100%		$661,748,313

G.O. Bond - General Obligation Bond

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

 5

Core Bond Series

Investment Portfolio - December 31, 2024

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2024 was $143,955,328, which represented 21.8% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of December 31, 2024.

4Floating rate security. Rate shown is the rate in effect as of December 31, 2024.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of December 31, 2024.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of December 31, 2024.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at December 31, 2024 was $2,473,585, or 0.4% of the Series’ Net Assets.

8Rate shown is the current yield as of December 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

 6

Core Bond Series

Statement of Assets and Liabilities

December 31, 2024

ASSETS:

Investments, at value (identified cost $673,012,725) (Note 2)	$657,730,321
Cash	2,971
Receivable from Advisor[1]	31,490
Interest receivable	4,215,568
Receivable for fund shares sold	44,723
Dividends receivable	11,181
Prepaid expenses	8,158

TOTAL ASSETS	662,044,412

LIABILITIES:

Accrued fund accounting and administration fees[1]	27,369
Accrued sub-transfer agent fees[1]	5,302
Accrued Chief Compliance Officer service fees[1]	2,035
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	720
Payable for fund shares repurchased	224,901
Other payables and accrued expenses	35,772

TOTAL LIABILITIES	296,099

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$661,748,313

NET ASSETS CONSIST OF:

Capital stock	$727,810
Additional paid-in-capital	725,133,837
Total distributable earnings (loss)	(64,113,334)

TOTAL NET ASSETS	$661,748,313

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($3,351,598/368,559 shares)	$9.09

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($5,225,471/575,717 shares)	$9.08

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($634,412,486/69,768,878 shares)	$9.09

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($18,758,758/2,067,864 shares)	$9.07

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Statement of Operations

For the Year Ended December 31, 2024

INVESTMENT INCOME:

Interest	$23,472,132
Dividends	623,620

Total Investment Income	24,095,752

EXPENSES:

Management fees (Note 3)	1,287,192
Fund accounting and administration fees (Note 3)	125,712
Directors’ fees (Note 3)	72,805
Sub-transfer agent fees (Note 3)	23,532
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	8,263
Chief Compliance Officer service fees (Note 3)	8,032
Custodian fees	19,375
Miscellaneous	218,397

Total Expenses	1,763,308
Less reduction of expenses (Note 3)	(1,397,740)

Net Expenses	365,568

NET INVESTMENT INCOME	23,730,184

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(6,064,623)

Net change in unrealized appreciation (depreciation) on investments	(5,323,436)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(11,388,059)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,342,125

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Statements of Changes in Net Assets

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$23,730,184	$12,532,961
Net realized gain (loss) on investments	(6,064,623)	(8,141,296)
Net change in unrealized appreciation (depreciation) on investments	(5,323,436)	14,422,199

Net increase (decrease) from operations	12,342,125	18,813,864

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(126,269)	(86,228)
Class I	(285,912)	(307,226)
Class W	(22,160,802)	(11,169,421)
Class Z	(1,039,246)	(995,932)
From return of capital (Class S)	—	(5,524)
From return of capital (Class I)	—	(19,680)
From return of capital (Class W)	—	(715,490)
From return of capital (Class Z)	—	(63,797)
Total distributions to shareholders	(23,612,229)	(13,363,298)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	347,101,404	16,245,014

Net increase (decrease) in net assets	335,831,300	21,695,580

NET ASSETS:

Beginning of year	325,917,013	304,221,433

End of year	$661,748,313	$325,917,013

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Financial Highlights - Class S

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.34	$9.18	$10.82	$11.28	$10.92
Income (loss) from investment operations:
Net investment income[1]	0.37	0.32	0.19	0.12	0.16
Net realized and unrealized gain (loss) on investments	(0.27)	0.18	(1.62)	(0.33)	0.78
Total from investment operations	0.10	0.50	(1.43)	(0.21)	0.94
Less distributions to shareholders:
From net investment income	(0.35)	(0.32)	(0.21)	(0.12)	(0.16)
From net realized gain on investments	—	—	—	(0.13)	(0.42)
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.35)	(0.34)	(0.21)	(0.25)	(0.58)
Net asset value - End of year	$9.09	$9.34	$9.18	$10.82	$11.28
Net assets - End of year (000’s omitted)	$3,352	$2,536	$1,967	$4,185	$5,760
Total return[2]	1.06%	5.58%	(13.30% )	(1.89% )	8.67%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	0.67%	0.70%	0.65%	0.64%
Net investment income	3.97%	3.44%	1.88%	1.07%	1.38%
Series portfolio turnover	55%	73%	101%	69%	110%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.34%	N/A	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the years.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Financial Highlights - Class I1

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.36	$9.24	$10.90	$11.38	$11.06
Income (loss) from investment operations:
Net investment income[2]	0.38	0.34	0.22	0.14	0.19
Net realized and unrealized gain (loss) on investments	(0.26)	0.17	(1.63)	(0.33)	0.79
Total from investment operations	0.12	0.51	(1.41)	(0.19)	0.98
Less distributions to shareholders:
From net investment income	(0.40)	(0.37)	(0.25)	(0.15)	(0.20)
From net realized gain on investments	—	—	—	(0.14)	(0.46)
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.40)	(0.39)	(0.25)	(0.29)	(0.66)
Net asset value - End of year	$9.08	$9.36	$9.24	$10.90	$11.38
Net assets - End of year (000’s omitted)	$5,225	$11,183	$4,303	$6,621	$4,387
Total return[3]	1.31%	5.75%	(13.01% )	(1.65% )	8.93%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.15%	3.75%	2.27%	1.29%	1.67%
Series portfolio turnover	55%	73%	101%	69%	110%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	0.03%	0.04%	0.02%	0.01%

1 Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2 Calculated based on average shares outstanding during the years.

3 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Financial Highlights - Class W

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.34	$9.18	$10.82	$11.27	$10.90
Income (loss) from investment operations:
Net investment income[1]	0.43	0.37	0.26	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.27)	0.18	(1.64)	(0.33)	0.78
Total from investment operations	0.16	0.55	(1.38)	(0.14)	1.00
Less distributions to shareholders:
From net investment income	(0.41)	(0.37)	(0.26)	(0.18)	(0.21)
From net realized gain on investments	—	—	—	(0.13)	(0.42)
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.41)	(0.39)	(0.26)	(0.31)	(0.63)
Net asset value - End of year	$9.09	$9.34	$9.18	$10.82	$11.27
Net assets - End of year (000’s omitted)	$634,412	$287,175	$275,472	$344,304	$321,288
Total return[2]	1.78%	6.15%	(12.76% )	(1.25% )	9.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.63%	4.03%	2.68%	1.68%	1.97%
Series portfolio turnover	55%	73%	101%	69%	110%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.29%	0.33%	0.32%	0.30%	0.32%

1 Calculated based on average shares outstanding during the years.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Financial Highlights - Class Z1

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.34	$9.22	$10.88	$11.36	$11.05
Income (loss) from investment operations:
Net investment income[2]	0.40	0.35	0.24	0.16	0.20
Net realized and unrealized gain (loss) on investments	(0.26)	0.17	(1.64)	(0.34)	0.78
Total from investment operations	0.14	0.52	(1.40)	(0.18)	0.98
Less distributions to shareholders:
From net investment income	(0.41)	(0.38)	(0.26)	(0.16)	(0.21)
From net realized gain on investments	—	—	—	(0.14)	(0.46)
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.41)	(0.40)	(0.26)	(0.30)	(0.67)
Net asset value - End of year	$9.07	$9.34	$9.22	$10.88	$11.36
Net assets - End of year (000’s omitted)	$18,759	$25,023	$22,480	$25,281	$20,266
Total return[3]	1.52%	5.85%	(12.86% )	(1.53% )	9.02%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.35%	3.78%	2.46%	1.43%	1.75%
Series portfolio turnover	55%	73%	101%	69%	110%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%	0.08%	0.07%	0.05%	0.07%

1 Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2 Calculated based on average shares outstanding during the years.

3 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Notes to Financial Statements

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of December 31, 2024, 6.5 billion shares have been designated in total among 14 active series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock and Core Bond Series Class Z common stock.

On September 6, 2024, a Reverse Stock Split, approved by the Fund’s Board of Directors (the “Board”), was executed for Classes I and Z of the Series after the close of trading. Shareholders who owned Classes I and Z shares of the Series received a proportional number of Classes I and Z shares of the Series. All share and per share amounts and disclosures in the financial statements and footnotes reflect the reverse stock split. Following the Reverse Stock Split, the total dollar value of a shareholder’s investment in the Series remained unchanged and each shareholder owned the same percentage (by value) of the Series as the shareholder did immediately prior to the Reverse Stock Split.

Reverse Stock Split Ratios for the impacted Classes are as follows:

CLASS	REVERSE STOCK SPLIT RATIO (old to new)
Class I	1 : 0.907366
Class Z	1 : 0.910714

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach

 14

Core Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions

 15

Core Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of December 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$385,922,594	$—	$385,922,594	$—
States and political subdivisions (municipals)	610,816	—	610,816	—
Corporate debt:
Communication Services	8,761,794	—	8,761,794	—
Consumer Discretionary	7,113,441	—	7,113,441	—
Energy	14,126,960	—	14,126,960	—
Financials	76,558,267	—	76,558,267	—
Industrials	10,772,974	—	10,772,974	—
Materials	3,544,999	—	3,544,999	—
Real Estate	14,756,277	—	14,756,277	—
Utilities	10,605,068	—	10,605,068	—
Asset-backed securities	77,283,839	—	77,283,839	—
Commercial mortgage-backed securities	45,373,976	—	45,373,976	—
Short-Term Investment	2,299,316	2,299,316	—	—
Total assets	$657,730,321	$2,299,316	$655,431,005	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or December 31, 2024.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder

 16

Core Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

 17

Core Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on December 31, 2024.

.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on December 31, 2024.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At December 31, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended

 18

Core Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the year ended December 31, 2024, the sub-transfer agency expenses incurred by Class S and Class I were $14,972 and $8,560, respectively.

 19

Core Bond Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.45% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $1,202,807 in management fees for Class W shares for the year ended December 31, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $11,209, $577, $174,694 and $8,453 for Class S, Class I, Class W and Class Z shares, respectively, for the year ended December 31, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of December 31, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	EXPIRING DECEMBER 31,
CLASS	2025	2026	2027	TOTAL
Class S	$—	$—	$11,209	$11,209
Class I	2,500	2,309	577	5,386
Class W	191,639	213,874	174,694	580,207
Class Z	14,696	18,464	8,453	41,613

For the year ended December 31, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement

 20

Core Bond Series

Notes to Financial Statements (continued)

4.	Segment Reporting (continued)

disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the year ended December 31, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $240,538,153 and $88,899,425, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $386,017,273 and $196,464,004, respectively.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Core Bond Series were:

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS S	SHARES	AMOUNT	SHARES	AMOUNT
Sold	224,952	$2,071,657	159,206	$1,470,960
Reinvested	13,633	125,715	9,818	89,984
Repurchased	(141,633)	(1,306,516)	(111,521)	(1,031,311)
Total	96,952	$890,856	57,503	$529,633

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS I	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	263,727	$2,453,525	868,587	$8,025,709
Reinvested	31,142	285,911	35,493	324,313
Repurchased	(914,979)	(8,291,778)	(174,385)	(1,626,771)
Total	(620,110)	$(5,552,342)	729,695	$6,723,251

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS W	SHARES	AMOUNT	SHARES	AMOUNT
Sold	47,278,163	$434,013,978	3,749,002	$34,501,971
Reinvested	2,344,724	21,702,250	1,260,080	11,579,125
Repurchased	(10,585,224)	(98,237,419)	(4,271,203)	(39,324,170)
Total	39,037,663	$357,478,809	737,879	$6,756,926

 21

Core Bond Series

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS Z	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	101,608	$936,772	321,352	$3,010,978
Reinvested	112,957	1,039,246	115,063	1,059,730
Repurchased	(823,596)	(7,691,937)	(196,929)	(1,835,504)
Total	(609,031)	$(5,715,919)	239,486	$2,235,204

[1]	Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

Approximately 96% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the year ended December 31, 2024, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of December 31, 2024.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The portion of distributions that exceeds a Series’ current and accumulated earnings and profits, as measured on a tax basis, constitutes a non-taxable return of capital. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gains and losses, including losses deferred due to wash sales. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

 22

Core Bond Series

Notes to Financial Statements (continued)

10.	Federal Income Tax Information (continued)

The tax character of distributions paid were as follows:

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
Ordinary income	$23,612,229	$12,558,807
Return of capital	—	$804,491

At December 31, 2024, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost of Investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$674,900,161
Unrealized appreciation	2,082,642
Unrealized depreciation	(19,252,482)
Net unrealized depreciation	$(17,169,840)
Undistributed ordinary income	$117,955
Capital loss carryforwards	$(47,053,253)

As of December 31, 2024, the Series had net short-term capital loss carryforwards of $15,710,518 and net long-term capital loss carryforwards of $31,342,735, which may be carried forward indefinitely.

For the year ended December 31, 2024, the capital loss carryover utilized was $146,985.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

23

Core Bond Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Core Bond Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Core Bond Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

New York, New York
February 26, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

24

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25

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26

Core Bond Series

Literature Requests
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

5 Financial Statement and Other Information - Annual

6. Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-12/24-AR

27

www.manning-napier.com

Manning & Napier Fund, Inc.

Unconstrained Bond Series

Unconstrained Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES		VALUE (NOTE 2)

LOAN ASSIGNMENTS - 1.0%

McGraw-Hill Education, Inc., 2024 Term Loan, (3 mo. U.S. Secured Overnight Financing Rate + 4.000%), 8.329%, 8/1/2031[2]		3,686,279	$3,724,690
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 3.250%), 7.579%, 2/14/2031[2]		4,962,500	4,977,586
TOTAL LOAN ASSIGNMENTS (Identified Cost $8,613,292)			8,702,276

CORPORATE BONDS - 19.2%

Non-Convertible Corporate Bonds - 19.2%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.6%
ATP Tower Holdings LLC - Andean Tower Partners Colombia SAS - Andean Telecom Par (Chile), 4.05%, 4/27/2026[3]		5,500,000	5,261,428
Interactive Media & Services - 0.2%
Azerion Group N.V. (Netherlands) (3 mo. EURIBOR + 6.750%), 9.428%, 10/2/2026[2]	EUR	1,650,000	1,709,152
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027		4,200,000	4,235,169
Total Communication Services			11,205,749

Consumer Discretionary - 0.8%
Broadline Retail - 0.2%
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 11.812%, 12/31/2025 (Acquired 04/22/2021, cost $2,818,941)[2,4]	SEK	23,750,000	1,604,217
Hotels, Restaurants & Leisure - 0.6%
ACL Holdings Ltd. (Guernsey), 11.50%, 2/16/2027[3]	EUR	4,400,000	4,656,907
Carnival Corp., 7.875%, 6/1/2027		800,000	839,475
			5,496,382
Total Consumer Discretionary			7,100,599

Energy - 2.8%
Energy Equipment & Services - 1.4%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[3]		3,707,317	3,683,894
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029		4,200,000	4,162,096
Varel Energy Solutions, 12.25%, 4/7/2028		3,375,000	3,451,478
			11,297,468
	PRINCIPAL AMOUNT1/ SHARES		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 1.4%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $7,650,964)[4]		8,323,138	$7,513,658
New Fortress Energy, Inc., 8.75%, 3/15/2029[3]		4,195,000	3,568,368
NuStar Logistics LP, 5.625%, 4/28/2027		927,000	920,434
			12,002,460
Total Energy			23,299,928

Financials - 5.9%
Banks - 0.4%
Bank of America Corp., (3 mo. U.S. Secured Overnight Financing Rate + 1.022%), 5.380%, 9/15/2026[2]		3,561,000	3,570,499
Capital Markets - 2.7%
BGC Group, Inc., 4.375%, 12/15/2025		4,460,000	4,414,998
BlackRock TCP Capital Corp., 6.95%, 5/30/2029		4,000,000	4,163,867
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030		6,895,000	7,030,806
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]		2,850,000	2,777,772
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[3]		4,000,000	4,010,896
			22,398,339
Consumer Finance - 1.1%
Encore Capital Group, Inc., 8.50%, 5/15/2030[3]		4,000,000	4,213,111
Navient Corp., 6.75%, 6/25/2025		1,800,000	1,802,554
SLM Corp., 4.20%, 10/29/2025		3,400,000	3,361,721
			9,377,386
Financial Services - 1.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,022,162
Legres AB (Sweden) (3 mo. STIB + 9.000%), 12.037%, 12/30/2025 (Acquired 06/15/2023-06/28/2023, cost $3,048,944)[2,4]	SEK	32,500,000	2,797,778
Oxford Finance LLC - Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/1/2027[3]		4,500,000	4,436,638
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[4]		1,375,000	1,178,371
			9,434,949
Insurance - 0.4%
F&G Annuities & Life, Inc., 6.50%, 6/4/2029		3,039,000	3,098,893

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.2%
PHH Escrow Issuer LLC, 9.875%, 11/1/2029[3]		2,000,000	$2,008,485
Total Financials			49,888,551

Health Care - 0.2%
Pharmaceuticals - 0.2%
Bausch Health Companies, Inc., 5.75%, 8/15/2027[3]		2,003,000	1,743,447

Industrials - 2.5%
Commercial Services & Supplies - 0.5%
Cartiga LLC, 9.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[4]		4,000,000	4,002,785

Machinery - 0.3%
SLR Group GmbH (Germany) (3 mo. EURIBOR + 7.000%), 10.268%, 10/9/2027[2]	EUR	2,500,000	2,489,626

Passenger Airlines - 1.3%
Air Canada (Canada), 3.875%, 8/15/2026[3]		4,500,000	4,373,108
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]		1,908,587	1,927,674
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026		2,563,906	2,503,747
Series 2019-2, Class B, 3.50%, 5/1/2028		2,438,346	2,291,964
			11,096,493
Trading Companies & Distributors - 0.4%
Airborne Capital USA LLC, 10.50%, 8/2/2029		4,000,000	3,905,632
Total Industrials			21,494,536

Information Technology - 0.4%
Software - 0.4%
Extenda Retail Holding 1 AB (Sweden) (3 mo. STIB + 6.750%), 9.302%, 3/30/2027 (Acquired 03/24/2022, cost $3,620,906)[2,4]	SEK	34,000,000	3,044,118

Materials - 1.4%
Metals & Mining - 1.4%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029		4,050,000	4,054,865
Aris Mining Corp. (Colombia), 8.00%, 10/31/2029[3]		2,000,000	1,980,121
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[3]		4,000,000	4,015,561
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[3]		1,709,714	1,658,756
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[4,5]	5,870,000	$59
Total Materials		11,709,362

Real Estate - 2.9%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026	4,320,000	4,163,861

Specialized REITs - 2.4%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021- 07/08/2022, cost $4,218,250)[4]	4,345,000	4,469,754
SBA Tower Trust,
2.836%, 1/15/2025[3]	3,500,000	3,496,412
1.884%, 1/15/2026[3]	2,750,000	2,664,566
6.599%, 1/15/2028[3]	6,110,000	6,265,947
4.831%, 10/15/2029[3]	3,630,000	3,545,315
		20,441,994
Total Real Estate		24,605,855

Utilities - 1.0%
Electric Utilities - 1.0%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	8,250,000	8,706,786

TOTAL CORPORATE BONDS (Identified Cost $170,534,014)		162,798,931

ASSET-BACKED SECURITIES - 25.8%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[3]	4,500,000	4,278,437
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[3]	4,400,000	4,465,738
Ally Auto Receivables Trust, Series 2024-1, Class A2, 5.32%, 1/15/2027	1,069,002	1,071,455
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.264%), 5.631%, 8/19/2038[2,3]	1,881,986	1,876,827
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[3]	3,650,000	3,683,816
Carvana Auto Receivables Trust, Series 2020-P1, Class A4, 0.61%, 10/8/2026	709,725	707,267
Centersquare Issuer LLC, Series 2024- 1A, Class A2, 5.20%, 10/26/2054[3]	6,000,000	5,715,538
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[3]	3,687,753	3,604,604
Series 2020-1, Class B1, 2.28%, 7/15/2060[3]	1,798,904	1,743,822

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[3]	8,250,000	$8,237,912
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[3]	2,380,000	2,444,105
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[3]	1,259,859	1,120,204
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	1,366,005	1,228,727
CoreVest American Finance Trust,
Series 2019-3, Class A, 2.705%, 10/15/2052[3]	1,133,326	1,120,579
Series 2020-3, Class A, 1.358%, 8/15/2053[3]	423,748	409,833
Series 2020-4, Class A, 1.174%, 12/15/2052[3]	548,826	534,402
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A, 4.60%, 6/15/2032[3]	2,860,223	2,859,852
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[3]	5,200,000	5,005,287
Series 2023-1A, Class A2, 5.116%, 2/25/2053[3]	3,345,000	3,276,268
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[3]	5,000,000	4,671,223
ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.710%, 11/27/2073[2,3]	4,395,009	4,407,443
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[3]	859,913	828,683
Finance of America Structured Securities Trust, Series 2024-S2, Class A1, 3.50%, 4/25/2074[3,6]	4,291,073	4,086,112
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[3]	4,760,000	4,521,908
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.334%), 5.732%, 5/16/2038[2,3]	2,161,660	2,158,001
Golub Capital Partners ABS Funding, Series 2024-1A, Class A2, 6.885%, 1/25/2034 (Acquired 02/14/2024, cost $4,000,000)[4]	4,000,000	3,999,412
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[3]	2,480,637	2,015,621
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049[3]	7,307,500	7,079,961
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051[3]	3,500,000	3,309,750
Series 2024-1A, Class A2, 5.893%, 6/20/2054[3]	1,000,000	1,009,306
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[3]	1,212,680	$1,033,041
ITE Rail Fund Levered LP, Series 2021- 3A, Class A, 2.21%, 6/28/2051[3]	5,186,618	4,819,573
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.796%, 2/15/2039[2,3]	3,500,000	3,432,366
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[3]	96,355	96,031
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.664%), 6.062%, 12/13/2038[2,3]	2,000,000	1,992,156
Series 2021-FL2, Class B, (1 mo. U.S. Secured Overnight Financing Rate + 2.014%), 6.412%, 12/13/2038[2,3]	3,000,000	2,968,007
LFS LLC, Series 2022-A, Class A, 5.25%, 5/15/2034 (Acquired 05/11/2022, cost $1,465,821)[4]	1,471,264	1,459,699
Libra Solutions LLC,
Series 2023-1A, Class A, 7.00%, 2/15/2035[3]	660,655	661,743
Series 2024-1A, Class A, 5.88%, 9/30/2038[3]	5,000,000	4,901,945
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064[3]	3,994,267	3,889,317
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.624%), 5.193%, 6/25/2031[2]	2,076,538	2,043,796
Series 2015-BA, Class A3, (1 mo. U.S. Secured Overnight Financing Rate + 1.564%), 5.962%, 7/16/2040[2,3]	950,384	949,539
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.733%, 12/27/2066[2,3]	2,503,099	2,513,568
Series 2020-1A, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.733%, 6/25/2069[2,3]	3,212,367	3,203,213
Series 2020-GA, Class A, 1.17%, 9/16/2069[3]	375,804	344,160
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[3]	3,455,857	3,007,596
Series 2021-A, Class A, 0.84%, 5/15/2069[3]	613,474	549,238
Series 2022-A, Class A, 2.23%, 7/15/2070[3]	2,667,737	2,408,165
Series 2023-BA, Class A1A, 6.48%, 3/15/2072[3]	488,520	501,756

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust, (continued)
Series 2023-BA, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.700%), 6.298%, 3/15/2072[2,3]	1,139,879	$1,158,752
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[3]	2,700,000	2,701,982
Oxford Finance Funding LLC,
Series 2020-1A, Class A2, 3.101%, 2/15/2028[3]	1,587,436	1,572,739
Series 2020-1A, Class B, 4.037%, 2/15/2028[3]	662,467	652,988
Series 2022-1A, Class A2, 3.602%, 2/15/2030[3]	3,970,842	3,922,416
Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]	4,430,000	4,468,138
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[3]	1,502,816	1,477,166
Series 2022-1, Class A2, 7.25%, 10/15/2034[3]	1,953,578	1,976,805
Series 2023-1, Class A, 7.42%, 7/15/2035[3]	2,613,635	2,617,003
Series 2024-1, Class A, 6.95%, 2/15/2036[3]	3,037,347	3,055,646
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[3]	4,999,680	4,541,264
SLM Student Loan Trust,
Series 2008-3, Class A3, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.262%), 6.445%, 10/25/2021[2]	3,950,473	3,935,798
Series 2008-4, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.912%), 7.095%, 7/25/2022[2]	2,108,724	2,130,597
Series 2012-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.064%), 5.633%, 9/25/2028[2]	5,628,938	5,553,404
Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.333%, 5/26/2026[2]	8,948,263	8,725,585
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%, 6/15/2037[3]	1,359,918	1,312,874
Series 2024-D, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.100%), 5.698%, 7/15/2053[2,3]	5,001,513	5,021,871
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[3]	3,400,000	3,271,497
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[3]	487,235	467,123
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[3]	2,358,544	$2,258,149
Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.436%, 6/25/2054[3]	4,000,000	3,956,135
Tricon American Homes, Series 2020- SFR1, Class C, 2.249%, 7/17/2038[3]	2,500,000	2,389,861
Tricon Residential Trust, Series 2024- SFR4, Class A, 4.30%, 11/17/2041[3]	3,000,000	2,882,351
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[3]	1,478,941	1,370,606
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[3]	1,718,490	1,553,358
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[3]	2,681,694	2,493,712
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[3]	6,500,000	6,348,695
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[3]	4,000,000	3,925,449
TOTAL ASSET-BACKED SECURITIES (Identified Cost $222,800,969)		217,988,966

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8%

BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[3,7]	2,125,213	2,006,435
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[3,7]	2,320,442	2,177,662
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.888%, 7/15/2029[2,3]	5,100,000	5,119,194
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,7]	46,168	43,187
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[3,7]	6,963,195	5,738,604
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[3,7]	103,126	88,201
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[3,7]	6,412,701	5,495,374
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	39,629	38,904
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[3]	4,154,241	4,057,059
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.450%), 5.943%, 12/15/2039[2,3]	5,000,000	5,010,431

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.317%, 1/25/2030[7]	50,794,024	$2,808,258
GCAT Trust,
Series 2022-NQM3, Class A1, 4.348%, 4/25/2067[3,7]	8,369,453	8,052,409
Series 2024-NQM1, Class A1, 6.007%, 1/25/2059[3,6]	3,796,336	3,797,721
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[3,7]	4,569,010	3,944,073
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[3,7]	2,892,723	2,507,671
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[2,3]	4,136,478	3,832,369
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[3,7]	7,935,511	7,003,073
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[3,6]	5,870,266	5,471,071
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[3,6]	3,398,874	3,312,786
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[3,6]	7,830,170	7,785,072
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,7]	177,844	173,816
Series 2021-4, Class A3B, 2.00%, 8/25/2051[3,7]	4,030,518	3,123,146
Series 2021-5, Class A4, 2.50%, 8/25/2051[3,7]	8,099,952	7,132,612
Series 2021-LTV2, Class A1, 2.520%, 5/25/2052[3,7]	4,243,969	3,616,144
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[3,7]	5,929,392	5,123,410
JP Morgan Seasoned Mortgage Trust, Series 2024-1, Class A4, 4.503%, 10/25/2054[3,7]	4,750,000	4,543,811
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[3,7]	628,233	594,568
MFA Trust, Series 2021-INV2, Class A1, 1.906%, 11/25/2056[3,7]	3,489,389	2,986,172
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class A4, 2.50%, 7/25/2051[3,7]	9,668,574	8,386,300
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,7]	188,609	178,166
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,7]	260,032	246,868
Series 2019-2A, Class A1, 4.25%, 12/25/2057[3,7]	1,262,625	1,212,803
Series 2022-NQM2, Class A1, 3.079%, 3/27/2062[3,7]	7,892,643	7,277,843
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[3]	1,602,311	1,474,832
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBX Trust,
Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[3,6]	3,265,657	$3,042,652
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[3,6]	3,313,775	3,333,334
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.339%, 7/25/2029 (Acquired 07/24/2023, cost $2,530,078)[2,4]	2,530,078	2,529,803
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[3,7]	4,587,658	3,975,542
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/2041[3]	4,250,000	4,239,942
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[3]	2,783,942	2,662,042
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	100,768	84,676
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	1,017,104	897,127
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	101,590	89,610
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	124,045	109,807
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.75%, 11/15/2027[2,3]	1,623,210	1,010,781
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,7]	1,627,282	1,528,904
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/2058[3,7]	251,361	246,959
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.453%, 10/25/2048[2,3]	714,863	722,662
Wells Fargo Mortgage Backed Securities Trust, Series 2020-1, Class A1, 3.00%, 12/25/2049[3,7]	2,151,777	1,830,282
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[3,7]	67,038	60,377
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $154,835,065)		150,724,545

EXCHANGE-TRADED FUND - 2.6%
VanEck J.P. Morgan EM Local Currency Bond ETF
(Identified Cost $22,910,627)	950,390	21,963,513

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 26.6%

U.S. Treasury Bonds - 2.0%
U.S. Treasury Bond, 2.50%, 2/15/2045	23,694,000	$16,456,224
Total U.S. Treasury Bonds (Identified Cost $16,872,275)		16,456,224
U.S. Treasury Notes - 24.6%
U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Yield + 0.205%), 4.481%, 10/31/2026[2]	68,594,000	68,675,000
U.S. Treasury Inflation Indexed Note
0.125%, 10/15/2025	13,513,660	13,354,769
0.125%, 4/15/2026	13,668,877	13,337,833
0.50%, 1/15/2028	13,749,312	13,147,779
U.S. Treasury Note
2.125%, 5/15/2025	25,982,000	25,776,986
2.25%, 11/15/2027	17,928,000	16,948,963
3.125%, 11/15/2028	21,089,000	20,174,594
1.375%, 11/15/2031	25,015,000	20,438,037
3.875%, 8/15/2034	17,633,000	16,679,716
Total U.S. Treasury Notes (Identified Cost $209,064,798)		208,533,677
TOTAL U.S. TREASURY SECURITIES (Identified Cost $225,937,073)		224,989,901

U.S. GOVERNMENT AGENCIES - 4.4%

Mortgage-Backed Securities - 4.4%
Fannie Mae
Pool #MA0115, UMBS, 4.50%, 7/1/2029	15,409	15,300
Pool #MA1834, UMBS, 4.50%, 2/1/2034	83,906	82,684
Pool #995876, UMBS, 6.00%, 11/1/2038	161,727	168,157
Pool #FS4047, UMBS, 3.50%, 12/1/2042	6,913,378	6,248,096
Pool #AW5338, UMBS, 4.50%, 6/1/2044	453,451	436,671
Pool #AS3878, UMBS, 4.50%, 11/1/2044	238,847	230,224
Pool #BE7845, UMBS, 4.50%, 2/1/2047	77,882	74,680
Pool #FS6206, UMBS, 5.50%, 10/1/2053	7,400,661	7,388,681
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	46,570	46,244
Pool #D98711, 4.50%, 7/1/2031	150,454	149,346
Pool #C91746, 4.50%, 12/1/2033	117,942	116,400
Pool #G05900, 6.00%, 3/1/2040	29,448	30,657
Pool #RB5264, UMBS, 5.50%, 11/1/2043	6,948,192	6,933,711
Pool #QG6308, UMBS, 6.00%, 7/1/2053	7,567,852	7,655,962
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	8,099,942	$7,848,477

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $36,672,516)		37,425,290

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management, Institutional Shares, 4.36%[8]
(Identified Cost $20,505,329)	20,505,329	20,505,329

TOTAL INVESTMENTS - 99.8% (Identified Cost $862,808,885)		845,098,751
OTHER ASSETS, LESS LIABILITIES - 0.2%		1,498,588

NET ASSETS - 100%		$846,597,339

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - December 31, 2024

FUTURES CONTRACTS: LONG POSITIONS OPEN AT DECEMBER 31, 2024
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
210	Euro-OAT	EUREX	March 2025	26,843,017	$(622,593)
235	U.K. Gilt (10 Year)	ICE	March 2025	27,186,698	(897,622)
TOTAL LONG POSITIONS					$(1,520,215)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT DECEMBER 31, 2024
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION
185	Euro-BUND (10 Year)	EUREX	March 2025	25,571,407	$695,219
TOTAL SHORT POSITIONS					$695,219

ABS - Asset-Backed Security

ETF - Exchange-Traded Fund

EUR - Euro

EUREX - Eurex Exchange

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

ICE - Intercontinental Exchange

IO - Interest only

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of December 31, 2024.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2024 was $407,523,505, which represented 48.1% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at December 31, 2024 was $32,599,654, or 3.9% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of December 31, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of December 31, 2024.

8Rate shown is the current yield as of December 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

December 31, 2024

ASSETS:

Investments in securities, at value (identified cost $862,808,885) (Note 2)	$845,098,751
Cash	10,386
Interest receivable	4,851,789
Deposits at broker for futures contracts	1,513,343
Receivable for fund shares sold.	664,576
Dividends receivable.	87,368
Futures variation margin receivable	76,491
Prepaid expenses	4,834

TOTAL ASSETS	852,307,538

LIABILITIES:

Accrued management fees[1]	80,987
Accrued sub-transfer agent fees[1]	68,770
Accrued fund accounting and administration fees[1]	29,510
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	5,918
Accrued Chief Compliance Officer service fees[1]	2,035
Payable for securities purchased	4,050,079
Payable for fund shares repurchased	1,416,305
Distributions payable	346
Other payables and accrued expenses	56,249

TOTAL LIABILITIES	5,710,199

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$846,597,339

NET ASSETS CONSIST OF:

Capital stock	$865,542
Additional paid-in-capital	908,165,831
Total distributable earnings (loss)	(62,434,034)

TOTAL NET ASSETS	$846,597,339
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($28,523,457/2,904,711 shares)	$9.82
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($245,873,477/25,121,163 shares)	$9.79
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($572,200,405/58,528,343 shares)	$9.78

[1] See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Year Ended December 31, 2024

INVESTMENT INCOME:

Interest	$41,927,792
Dividends	1,266,185

Total Investment Income	43,193,977

EXPENSES:

Management fees (Note 3)	2,487,764
Sub-transfer agent fees (Note 3)	258,012
Fund accounting and administration fees (Note 3)	148,713
Directors’ fees (Note 3)	121,120
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	66,980
Chief Compliance Officer service fees (Note 3)	8,032
Custodian fees	31,404
Miscellaneous	299,333

Total Expenses	3,421,358
Less reduction of expenses (Note 3)	(1,898,191)

Net Expenses	1,523,167

NET INVESTMENT INCOME	41,670,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(7,480,282)
Futures contracts	(3,342,772)
Foreign currency and translation of other assets and liabilities	(640,549)

(11,463,603)
Net change in unrealized appreciation (depreciation) on-
Investments	9,189,008
Futures contracts	(1,503,513)
Foreign currency and translation of other assets and liabilities	(42,239)

7,643,256

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(3,820,347)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,850,463

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$41,670,810	$37,225,185
Net realized gain (loss) on investments and foreign currency	(11,463,603)	(9,369,250)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	7,643,256	23,300,887

Net increase (decrease) from operations	37,850,463	51,156,822

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(1,144,450)	(1,054,174)
Class I	(11,211,493)	(8,824,737)
Class W	(29,348,121)	(24,739,261)
From return of capital (Class S)	—	(64,975)
From return of capital (Class I)	—	(543,923)
From return of capital (Class W)	—	(1,524,833)

Total distributions to shareholders	(41,704,064)	(36,751,903)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	34,399,862	(15,867,225)

Net increase (decrease) in net assets	30,546,261	(1,462,306)

NET ASSETS:

Beginning of year	816,051,078	817,513,384

End of year	$846,597,339	$816,051,078

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.85	$9.65	$10.61	$10.93	$10.44
Income (loss) from investment operations:
Net investment income[1]	0.44	0.39	0.31	0.30	0.29
Net realized and unrealized gain (loss) on investments	(0.05)	0.18	(1.02)	(0.02)	0.48
Total from investment operations	0.39	0.57	(0.71)	0.28	0.77
Less distributions to shareholders:
From net investment income	(0.42)	(0.35)	(0.25)	(0.30)	(0.28)
From net realized gain on investments	—	—	—	(0.30)	(0.00)[2]
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.42)	(0.37)	(0.25)	(0.60)	(0.28)
Net asset value - End of year	$9.82	$9.85	$9.65	$10.61	$10.93
Net assets - End of year (000’s omitted)	$28,523	$29,206	$31,882	$17,776	$20,925
Total return[3]	4.08%	5.99%	(6.71% )	2.59%	7.54%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%	0.72%	0.72%	0.73%	0.73%
Net investment income	4.46%	4.01%	3.15%	2.71%	2.74%
Series portfolio turnover	51%	42%	60%	69%	96%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the years.

2Less than $(0.01).

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I1

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.87	$9.74	$10.75	$11.17	$10.71
Income (loss) from investment operations:
Net investment income[2]	0.47	0.42	0.35	0.34	0.32
Net realized and unrealized gain (loss) on investments	(0.05)	0.16	(1.05)	(0.03)	0.50
Total from investment operations	0.42	0.58	(0.70)	0.31	0.82
Less distributions to shareholders:
From net investment income	(0.50)	(0.43)	(0.31)	(0.38)	(0.36)
From net realized gain on investments	—	—	—	(0.35)	(0.00)[3]
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.50)	(0.45)	(0.31)	(0.73)	(0.36)
Net asset value - End of year	$9.79	$9.87	$9.74	$10.75	$11.17
Net assets - End of year (000’s omitted)	$245,873	$187,137	$192,903	$36,639	$21,687
Total return[4]	4.39%	6.16%	(6.42% )	2.81%	7.74%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.47%	0.49%	0.47%	0.49%	0.49%
Net investment income	4.74%	4.25%	3.47%	2.97%	2.96%
Series portfolio turnover	51%	42%	60%	69%	96%

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the years.

3Less than $(0.01).

4Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.81	$9.62	$10.57	$10.90	$10.41
Income (loss) from investment operations:
Net investment income[1]	0.51	0.45	0.37	0.37	0.36
Net realized and unrealized gain (loss) on investments	(0.05)	0.17	(1.01)	(0.03)	0.49
Total from investment operations	0.46	0.62	(0.64)	0.34	0.85
Less distributions to shareholders:
From net investment income	(0.49)	(0.41)	(0.31)	(0.37)	(0.36)
From net realized gain on investments	—	—	—	(0.30)	(0.00)[2]
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.49)	(0.43)	(0.31)	(0.67)	(0.36)
Net asset value - End of year	$9.78	$9.81	$9.62	$10.57	$10.90
Net assets - End of year (000’s omitted)	$572,200	$599,708	$592,728	$673,807	$631,570
Total return[3]	4.85%	6.66%	(6.05% )	3.19%	8.29%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	5.16%	4.69%	3.68%	3.40%	3.40%
Series portfolio turnover	51%	42%	60%	69%	96%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.32%	0.34%	0.32%	0.32%	0.32%

1Calculated based on average shares outstanding during the years.

2Less than $(0.01).

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of December 31, 2024, 6.5 billion shares have been designated in total among 14 active series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock and Unconstrained Bond Series Class Z common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock and 150 million have been designated as Unconstrained Bond Series Class W common stock. Class Z common stock is not currently offered for sale.

On September 6, 2024, a Reverse Stock Split, approved by the Fund’s Board of Directors, (the “Board”) was executed for Class I of the Series after the close of trading. Shareholders who owned Class I shares of the Series received a proportional number of Class I shares of the Series. All share and per share amounts and disclosures in the financial statements and footnotes reflect the reverse stock split. Following the Reverse Stock Split, the total dollar value of a shareholder’s investment in the Series remained unchanged and each shareholder owned the same percentage (by value) of the Series as the shareholder did immediately prior to the Reverse Stock Split.

CLASS	REVERSE STOCK SPLIT RATIO (old to new)
Class I	1 : 0.864249

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates,

Unconstrained Bond Series

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Security Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments

Unconstrained Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of December 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$8,702,276	$—	$8,702,276	$—
U.S. Treasury and other U.S.
Government agencies	262,415,191	—	262,415,191	—
Corporate debt:
Communication Services	11,205,749	—	11,205,749	—
Consumer Discretionary	7,100,599	—	7,100,599	—
Energy	23,299,928	—	23,299,928	—
Financials	49,888,551	—	49,888,551	—
Health Care	1,743,447	—	1,743,447	—
Industrials	21,494,536	—	21,494,536	—
Information Technology	3,044,118	—	3,044,118	—
Materials	11,709,362	—	11,709,362	—
Real Estate	24,605,855	—	24,605,855	—
Utilities	8,706,786	—	8,706,786	—
Asset-backed securities	217,988,966	—	217,988,966	—
Commercial mortgage-backed securities	150,724,545	—	150,724,545	—
Exchange-traded fund	21,963,513	21,963,513	—	—
Short-Term Investment	20,505,329	20,505,329	—	—
Other financial instruments:*
Interest rate contracts	695,219	695,219	—	—
Total assets	845,793,970	43,164,061	802,629,909	—
Liabilities:
Other financial instruments:*
Interest rate contracts	(1,520,215)	(1,520,215)	—	—
Total liabilities	(1,520,215)	(1,520,215)	—	—
Total	$844,273,755	$41,643,846	$802,629,909	$—

* Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2023 or December 31, 2024.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and

Unconstrained Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement (continued)

are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on December 31, 2024.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Unconstrained Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. No such investments were held by the Series on December 31, 2024.

Unconstrained Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

The following table presents the present value of derivatives held at December 31, 2024 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Interest rate contracts	Net unrealized appreciation[1]	$695,219
Derivative	Liabilities Location
Interest rate contracts	Net unrealized depreciation[1]	$(1,520,215)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Credit contracts	Net realized gain (loss) on futures contracts	$(691,113)
Foreign currency exchange contracts	Net realized gain (loss) on futures contracts	$(2,816,120)
Interest rate contracts	Net realized gain (loss) on futures contracts	$164,461
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(418,586)
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,084,927)

1Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The average month-end balances for the year ended December 31, 2024 were as follows:

Futures Contracts:
Average number of contracts purchased	2,079
Average number of contracts sold	715
Average notional value of contracts purchased	$361,142,724
Average notional value of contracts sold	$107,380,895

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Unconstrained Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on December 31, 2024.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on December 31, 2024.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Unconstrained Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At December 31, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among

Unconstrained Bond Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the year ended December 31, 2024, the sub-transfer agency expenses incurred by Class S and Class I were $40,339 and $217,673 respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $1,754,652 in management fees for Class W for the year ended December 31, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $6,406 and $137,133 for Class S and Class W shares for the year ended December 31, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of December 31, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Unconstrained Bond Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

	EXPIRING DECEMBER 31,
CLASS	2025	2026	2027	TOTAL
Class S	$—	$—	$6,406	$6,406
Class W	121,399	218,725	137,133	477,257

For the year ended December 31, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the year ended December 31, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $288,503,955 and $199,439,105, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $147,008,987 and $203,823,535, respectively.

6.	Capital Stock Transactions

Transactions in Class S, Class I, and Class W shares of Unconstrained Bond Series were:

	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	12/31/24		12/31/23
CLASS S	SHARES	AMOUNT	SHARES	AMOUNT
Sold	966,372	$9,511,501	879,129	$8,524,107
Reinvested	116,614	1,144,089	114,833	1,113,847
Repurchased	(1,144,836)	(11,242,405)	(1,330,212)	(12,872,582)
Total	(61,850)	$(586,815)	(336,250)	$(3,234,628)

	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	12/31/24		12/31/23
CLASS I	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	11,296,530	$111,012,486	9,644,377	$94,162,612
Reinvested	1,132,569	11,096,061	953,611	9,297,817
Repurchased	(6,274,688)	(61,455,055)	(11,434,605)	(111,391,358)
Total	6,154,411	$60,653,492	(836,617)	$(7,930,929)

Unconstrained Bond Series

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

	FOR THE YEAR ENDED		FOR THE YEAR ENDED
	12/31/24		12/31/23
CLASS W	SHARES	AMOUNT	SHARES	AMOUNT
Sold	7,524,788	$73,384,171	6,287,023	$60,335,772
Reinvested	2,956,284	28,888,393	2,660,063	25,702,707
Repurchased	(13,114,241)	(127,939,379)	(9,400,909)	(90,740,147)
Total	(2,633,169)	$(25,666,815)	(453,823)	$(4,701,668)

[1]	Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

Approximately 68% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the year ended December 31, 2024, the Series did not borrow under the line of credit.

8.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. For the year ended December 31, 2024, the Series invested in futures contracts (credit, foreign currency exchange and interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

Unconstrained Bond Series

Notes to Financial Statements (continued)

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The portion of distributions that exceeds a Series’ current and accumulated earnings and profits, as measured on a tax basis, constitutes a non-taxable return of capital. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gains and losses, including foreign currency gains and losses, losses deferred due to wash sales, return of capital and the realization for tax purposes of unrealized gains/losses on certain futures. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid were as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED 12/31/24	ENDED 12/31/23
Ordinary income	$41,704,064	$34,618,172
Return of capital	—	2,133,731

At December 31, 2024, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost of Investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$863,240,663
Unrealized appreciation	7,450,158
Unrealized depreciation	(26,458,764)
Net unrealized depreciation	$(19,008,606)
Capital Loss Carryforward	$(42,964,043)
Qualified late-year losses[1]	$499,586

1The Series has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2025.

At December 31, 2024, the Series had net short-term capital loss carryforwards of $10,174,488 and net long-term capital loss carryforwards of $32,789,555, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

Unconstrained Bond Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Unconstrained Bond Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Unconstrained Bond Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and broker; when replies were not received from agent banks or the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

New York, New York

February 26, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-12/24-AR

www.manning-napier.com

Manning & Napier Fund, Inc.

High Yield Bond Series

High Yield Bond Series

Investment Portfolio - December 31, 2024

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

LOAN ASSIGNMENTS - 4.5%

Allwyn Entertainment Financing U.S. LLC, Term Loan B, (3 mo. U.S. Secured Overnight Financing Rate + 2.250%), 6.908%, 6/2/2031[2]	7,960,050	$8,014,815
Jefferies Finance LLC, Initial Term Loan 2024, (1 mo. U.S. Secured Overnight Financing Rate + 3.000%), 7.356%, 10/21/2031[2]	17,500,000	17,554,775
McGraw-Hill Education, Inc., 2024 Term Loan, (3 mo. U.S. Secured Overnight Financing Rate + 4.000%), 8.329%, 8/1/2031[2]	12,901,978	13,036,417
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 3.250%), 7.579%, 2/14/2031[2]	22,991,325	23,061,218
TOTAL LOAN ASSIGNMENTS (Identified Cost $61,115,797)		61,667,225

CORPORATE BONDS - 91.0%

Non-Convertible Corporate Bonds - 91.0%
Communication Services - 13.4%
Diversified Telecommunication Services - 3.9%
ATP Tower Holdings LLC - Andean Tower Partners Colombia SAS - Andean Telecom Par (Chile), 4.05%, 4/27/2026[3]	22,247,000	21,281,997
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[3]	21,640,000	20,494,359
Vmed O2 UK Financing I plc (United Kingdom), 4.75%, 7/15/2031[3]	12,705,000	10,909,172
		52,685,528
Media - 8.3%
Cable One, Inc., 4.00%, 11/15/2030[3]	19,805,000	16,536,683
CCO Holdings LLC - CCO Holdings Capital Corp.,
5.125%, 5/1/2027[3]	4,100,000	4,027,506
4.25%, 2/1/2031[3]	18,490,000	16,107,165
Gray Television, Inc., 10.50%, 7/15/2029[3]	13,060,000	13,068,317
Nexstar Media, Inc., 4.75%, 11/1/2028[3]	18,500,000	17,257,562
Sirius X.M. Radio LLC, 3.875%, 9/1/2031[3]	17,350,000	14,532,033
Stagwell Global LLC, 5.625%, 8/15/2029[3]	17,000,000	16,183,029
TEGNA, Inc., 4.625%, 3/15/2028	16,985,000	16,142,516
		113,854,811
Wireless Telecommunication Services - 1.2%
Millicom International Cellular S.A. (Guatemala), 4.50%, 4/27/2031[3]	18,435,000	16,226,681
Total Communication Services		182,767,020
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 7.9%
Auto Components - 0.8%
Garrett Motion Holdings, Inc. - Garrett LX I S.A.R.L, 7.75%, 5/31/2032[3]	11,356,000	$11,496,938
Broadline Retail - 1.2%
Saks Global Enterprises LLC, 11.00%, 12/15/2029[3]	17,495,000	16,855,952
Hotels, Restaurants & Leisure - 1.5%
Affinity Interactive, 6.875%, 12/15/2027[3]	26,515,000	19,837,005
Household Durables - 3.2%
Adams Homes, Inc., 9.25%, 10/15/2028[3]	15,180,000	15,748,792
LGI Homes, Inc., 4.00%, 7/15/2029[3]	17,992,000	16,066,344
Newell Brands, Inc., 6.375%, 5/15/2030	11,125,000	11,164,743
		42,979,879
Specialty Retail - 1.2%
Staples, Inc., 10.75%, 9/1/2029[3]	16,750,000	16,492,003
Total Consumer Discretionary		107,661,777

Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 1.7%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	20,030,000	16,997,042
Ingles Markets, Inc., 4.00%, 6/15/2031[3]	7,387,000	6,525,482
		23,522,524
Food Products - 1.2%
Minerva Luxembourg S.A. (Brazil), 4.375%, 3/18/2031[3]	18,700,000	15,712,192

Total Consumer Staples		39,234,716
Energy - 12.4%
Energy Equipment & Services - 3.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[3]	16,233,415	16,130,850
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	16,150,000	16,004,250
TGS ASA (Norway), 8.50%, 1/15/2030[3]	9,165,000	9,432,555
		41,567,655
Oil, Gas & Consumable Fuels - 9.3%
Alliance Resource Operating Partners LP - Alliance Resource Finance Corp., 8.625%, 6/15/2029[3]	11,165,000	11,731,456
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/15/2023, cost $10,148,656)[4]	11,286,718	10,189,011
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[3]	9,860,000	10,725,543
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/2031[3]	17,310,000	16,962,134

The accompanying notes are an integral part of the financial statements.

1

High Yield Bond Series

Investment Portfolio - December 31, 2024

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., 8.75%, 3/15/2029[3]	19,325,000	$16,438,312
NGL Energy Operating LLC - NGL Energy Finance Corp., 8.375%, 2/15/2032[3]	16,913,000	17,041,331
Polaris Renewable Energy, Inc. (Canada), 9.50%, 12/3/2029	7,000,000	7,118,854
Summit Midstream Holdings LLC, 8.625%, 10/31/2029[3]	16,000,000	16,580,133
Venture Global LNG, Inc., 9.50%, 2/1/2029[3]	18,845,000	20,825,689
		127,612,463
Total Energy		169,180,118

Financials - 21.2%
Capital Markets - 6.2%
BGC Group, Inc., 6.60%, 6/10/2029	25,000,000	25,610,254
BlackRock TCP Capital Corp., 6.95%, 5/30/2029	15,958,000	16,611,747
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030	10,585,000	10,793,486
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]	6,500,000	6,335,270
Icahn Enterprises LP - Icahn Enterprises Finance Corp.,
5.25%, 5/15/2027	4,285,000	4,053,654
9.00%, 6/15/2030	21,790,000	20,922,165
		84,326,576
Consumer Finance - 4.6%
Encore Capital Group, Inc., 9.25%, 4/1/2029[3]	10,965,000	11,683,490
Navient Corp., 5.625%, 8/1/2033	24,500,000	21,183,713
PRA Group, Inc., 8.875%, 1/31/2030[3]	19,910,000	20,652,479
SLM Corp., 4.20%, 10/29/2025	8,835,000	8,735,532
		62,255,214
Financial Services - 4.4%
Jefferies Finance LLC - JFIN Co-Issuer Corp., 5.00%, 8/15/2028[3]	3,500,000	3,279,303
Jefferson Capital Holdings LLC, 9.50%, 2/15/2029[3]	12,655,000	13,379,235
Oxford Finance LLC - Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/1/2027[3]	17,190,000	16,947,956
Provident Funding Associates LP - PFG Finance Corp., 9.75%, 9/15/2029[3]	14,575,000	14,948,699
UWM Holdings LLC, 6.625%, 2/1/2030[3]	12,095,000	12,017,423
		60,572,616
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 3.6%
APH Somerset Investor 2 LLC - APH2 Somerset Investor 2 LLC - APH3 Somerset Investor, 7.875%, 11/1/2029[3]	16,345,000	$16,578,135
F&G Annuities & Life, Inc., 6.50%, 6/4/2029	16,055,000	16,371,412
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	15,525,000	15,947,897
		48,897,444
Mortgage Real Estate Investment Trusts (REITS) - 1.2%
Starwood Property Trust, Inc., 7.25%, 4/1/2029[3]	16,120,000	16,524,830
Thrifts & Mortgage Finance - 1.2%
PHH Escrow Issuer LLC, 9.875%, 11/1/2029[3]	16,940,000	17,011,872
Total Financials		289,588,552

Health Care - 7.0%
Health Care Providers & Services - 3.5%
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030[3]	18,505,000	15,216,856
Pediatrix Medical Group, Inc., 5.375%, 2/15/2030[3]	17,300,000	16,513,892
Prime Healthcare Services, Inc., 9.375%, 9/1/2029[3]	16,720,000	16,286,004
		48,016,752
Life Science Tools & Service - 1.5%
Charles River Laboratories International, Inc., 4.00%, 3/15/2031[3]	5,055,000	4,499,797
Star Parent, Inc., 9.00%, 10/1/2030[3]	15,685,000	16,292,184
		20,791,981
Pharmaceuticals - 2.0%
Bausch Health Companies, Inc., 4.875%, 6/1/2028[3]	13,482,000	10,809,240
Organon & Co. - Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/2031[3]	18,000,000	16,183,830
		26,993,070
Total Health Care		95,801,803

Industrials - 9.1%
Commercial Services & Supplies - 2.3%
Matthews International Corp., 8.625%, 10/1/2027[3]	15,350,000	15,930,927
Prime Security Services Borrower LLC - Prime Finance, Inc., 3.375%, 8/31/2027[3]	4,520,000	4,225,287
The GEO Group, Inc., 8.625%, 4/15/2029	10,195,000	10,770,809
		30,927,023

The accompanying notes are an integral part of the financial statements.

2

High Yield Bond Series

Investment Portfolio - December 31, 2024

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 1.2%
Global Infrastructure Solutions, Inc., 7.50%, 4/15/2032[3]	16,490,000	$16,313,698

Electrical Equipment - 0.8%
Atkore, Inc., 4.25%, 6/1/2031[3]	12,235,000	10,817,373

Passenger Airlines - 3.3%
Air Canada (Canada), 3.875%, 8/15/2026[3]	4,256,000	4,135,989
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	1,138,186	1,149,568
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029[3]	11,330,000	11,243,269
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	3,066,961	2,994,999
Series 2019-2, Class B, 3.50%, 5/1/2028	4,091,108	3,845,505
VistaJet Malta Finance plc - Vista Management Holding, Inc. (Switzerland), 9.50%, 6/1/2028[3]	21,542,000	21,669,947
		45,039,277
Trading Companies & Distributors - 1.5%
Airborne Capital USA LLC, 10.50%, 8/2/2029	5,000,000	4,882,039
Veritiv Operating Co., 10.50%, 11/30/2030[3]	15,090,000	16,249,620
		21,131,659
Total Industrials		124,229,030

Information Technology - 5.9%
Communications Equipment - 2.1%
Connect Finco S.A.R.L - Connect U.S. Finco LLC (United Kingdom), 9.00%, 9/15/2029[3]	18,175,000	16,540,020
Viasat, Inc., 7.50%, 5/30/2031[3]	17,560,000	12,204,576
		28,744,596
IT Services - 1.5%
Unisys Corp., 6.875%, 11/1/2027[3]	21,740,000	21,078,507
Software - 2.3%
Dye & Durham Ltd. (Canada), 8.625%, 4/15/2029[3]	15,000,000	15,727,759
RingCentral, Inc., 8.50%, 8/15/2030[3]	14,615,000	15,470,894
		31,198,653
Total Information Technology		81,021,756

Materials - 8.3%
Chemicals - 1.3%
Cerdia Finanz GmbH (Germany), 9.375%, 10/3/2031[3]	16,640,000	17,324,581
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.7%
Sealed Air Corp., 6.875%, 7/15/2033[3]	9,884,000	$10,279,528
Metals & Mining - 5.4%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	16,000,000	16,019,219
Aris Mining Corp. (Colombia), 8.00%, 10/31/2029[3]	11,050,000	10,940,171
Endeavour Mining plc (Burkina Faso), 5.00%, 10/14/2026[3]	16,127,000	15,634,264
FMG Resources August 2006 Pty Ltd. (Australia), 4.375%, 4/1/2031[3]	5,100,000	4,630,397
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[3]	18,930,000	19,003,643
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.70%, 5/12/2031[3]	9,053,676	8,386,971
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/15/2020, cost $1,518,841)[4,5]	6,535,000	65
		74,614,730
Paper & Forest Products - 0.9%
Magnera Corp., 7.25%, 11/15/2031[3]	12,085,000	11,820,584
Total Materials		114,039,423

Real Estate - 0.7%
Industrial REITs - 0.4%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	5,257,839
Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021- 07/08/2022, cost $4,114,250)[4]	4,355,000	4,480,041
Total Real Estate		9,737,880

Utilities - 2.2%
Electric Utilities - 0.8%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[3]	6,676,000	6,304,907
NRG Energy, Inc., 3.375%, 2/15/2029[3]	5,050,000	4,579,808
		10,884,715
Independent Power and Renewables - 1.4%
TerraForm Power Operating LLC, 4.75%, 1/15/2030[3]	20,992,000	19,396,406
Total Utilities		30,281,121

TOTAL CORPORATE BONDS (Identified Cost $1,241,195,022)		1,243,543,196

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - December 31, 2024

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 0.3%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]
(Identified Cost $3,850,000)	3,850,000	$3,883,145

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.339%, 7/25/2029 (Acquired 07/24/2023, cost $2,530,078)[2,4]
(Identified Cost $2,530,078)	2,530,078	2,529,803
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

EXCHANGE-TRADED FUND - 1.4%

iShares High Yield Systematic Bond ETF
(Identified Cost $20,035,610)	419,550	$19,723,046

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Government Cash Management, Institutional Shares, 4.36%[6]
(Identified Cost $34,046,232)	34,046,232	34,046,232

TOTAL INVESTMENTS - 99.9% (Identified Cost $1,362,772,739)		1,365,392,647
OTHER ASSETS, LESS LIABILITIES - 0.1%		1,663,051
NET ASSETS - 100%		$1,367,055,698

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of December 31, 2024.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2024 was $998,326,591, which represented 73.0% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at December 31, 2024 was $17,198,920, or 1.3% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Rate shown is the current yield as of December 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Statement of Assets and Liabilities
December 31, 2024

ASSETS:

Investments, at value (identified cost $1,362,772,739) (Note 2)	$1,365,392,647
Interest receivable	21,070,225
Receivable for fund shares sold	3,609,310
Dividends receivable	131,613
Prepaid expenses	614

TOTAL ASSETS	1,390,204,409

LIABILITIES:

Accrued management fees[1]	429,636
Accrued sub-transfer agent fees[1]	278,441
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	49,847
Accrued fund accounting and administration fees[1]	20,410
Accrued Chief Compliance Officer service fees[1]	2,035
Payable for securities purchased	20,937,625
Payable for fund shares repurchased	1,369,733
Distributions payable	41
Other payables and accrued expenses	60,943

TOTAL LIABILITIES	23,148,711

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$1,367,055,698

NET ASSETS CONSIST OF:

Capital stock	$1,396,535
Additional paid-in-capital	1,369,329,071
Total distributable earnings (loss)	(3,669,908)

TOTAL NET ASSETS	$1,367,055,698

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($233,407,980/23,737,218 shares)	$9.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($1,043,046,480/106,653,106 shares)	$9.78

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,564,495/160,200 shares)	$9.77

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($89,036,743/9,103,000 shares)	$9.78

1 See note 3. in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:

Interest	$75,091,015
Dividends	3,192,557

Total Investment Income	78,283,572

EXPENSES:

Management fees (Note 3.)	3,797,472
Sub-transfer agent fees (Note 3.)	915,732
Distribution and service (Rule 12b-1) fees (Class S) (Note 3.)	378,765
Fund accounting and administration fees (Note 3.)	135,633
Directors’ fees (Note 3.)	105,352
Chief Compliance Officer service fees (Note 3.)	8,032
Custodian fees	35,025
Recoupment of past waived and/or reimbursed fees (Note 3.)	241,665
Miscellaneous	498,883

Total Expenses	6,116,559
Less reduction of expenses (Note 3.)	(260,945)

Net Expenses	5,855,614

NET INVESTMENT INCOME	72,427,958

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on-
Investments	11,630,607
Foreign currency and translation of other assets and liabilities	(360)

11,630,247

Net change in unrealized appreciation (depreciation) on investments	379,335

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,009,582

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,437,540

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$72,427,958	$32,772,198
Net realized gain (loss) on investments	11,630,247	(7,954,666)
Net change in unrealized appreciation (depreciation) on investments	379,335	29,514,767

Net increase (decrease) from operations	84,437,540	54,332,299

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(10,416,597)	(3,645,104)
Class I	(53,507,570)	(22,723,716)
Class W	(4,208,821)	(5,430,028)
Class Z	(4,484,288)	(890,536)
From return of capital (Class S)	—	(260,935)
From return of capital (Class I)	—	(1,626,677)
From return of capital (Class W)	—	(388,709)
From return of capital (Class Z)	—	(63,749)

Total distributions to shareholders	(72,617,276)	(35,029,454)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	821,383,160	178,849,881

Net increase (decrease) in net assets	833,203,424	198,152,726

NET ASSETS:

Beginning of year	533,852,274	335,699,548

End of year	$1,367,055,698	$533,852,274

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Financial Highlights - Class S

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.56	$9.04	$10.37	$10.19	$10.10
Income (loss) from investment operations:
Net investment income[1]	0.72	0.71	0.60	0.53	0.57
Net realized and unrealized gain (loss) on investments	0.18	0.45	(1.40)	0.47	0.03
Total from investment operations	0.90	1.16	(0.80)	1.00	0.60
Less distributions to shareholders:
From net investment income	(0.63)	(0.60)	(0.51)	(0.47)	(0.51)
From net realized gain on investments	—	—	(0.02)	(0.35)	—
From return of capital	—	(0.04)	—	—	—
Total distributions to shareholders	(0.63)	(0.64)	(0.53)	(0.82)	(0.51)
Net asset value - End of year	$9.83	$9.56	$9.04	$10.37	$10.19
Net assets - End of year (000’s omitted)	$233,408	$73,871	$47,499	$47,108	$10,197
Total return[2]	9.64%	13.31%	(7.69% )	9.99%	6.28%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90% [3]	0.90%	0.90%	0.90%	0.90%
Net investment income	7.32%	7.73%	6.23%	5.02%	5.91%
Series portfolio turnover	96%	94%	93%	128%	208%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.06%	0.07%	0.05%	0.13%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.87%.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Financial Highlights - Class I1

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.60	$9.23	$10.73	$10.71	$10.72
Income (loss) from investment operations:
Net investment income[2]	0.74	0.75	0.67	0.58	0.63
Net realized and unrealized gain (loss) on investments	0.18	0.44	(1.48)	0.49	0.03
Total from investment operations	0.92	1.19	(0.81)	1.07	0.66
Less distributions to shareholders:
From net investment income	(0.74)	(0.77)	(0.67)	(0.62)	(0.67)
From net realized gain on investments	—	—	(0.02)	(0.43)	—
From return of capital	—	(0.05)	—	—	—
Total distributions to shareholders	(0.74)	(0.82)	(0.69)	(1.05)	(0.67)
Net asset value - End of year	$9.78	$9.60	$9.23	$10.73	$10.71
Net assets - End of year (000’s omitted)	$1,043,047	$352,946	$210,242	$67,760	$22,477
Total return[3]	9.95%	13.63%	(7.50% )	10.27%	6.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.61% [4]	0.65%	0.65%	0.65%	0.65%
Net investment income	7.62%	7.99%	6.82%	5.28%	6.17%
Series portfolio turnover	96%	94%	93%	128%	208%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.04%	0.04%	0.02%	0.10%

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the years.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.59%.

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Financial Highlights - Class W

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.54	$9.03	$10.36	$10.17	$10.08
Income (loss) from investment operations:
Net investment income[1]	0.81	0.78	0.66	0.63	0.64
Net realized and unrealized gain (loss) on investments	0.17	0.44	(1.38)	0.46	0.03
Total from investment operations	0.98	1.22	(0.72)	1.09	0.67
Less distributions to shareholders:
From net investment income	(0.75)	(0.66)	(0.59)	(0.55)	(0.58)
From net realized gain on investments	—	—	(0.02)	(0.35)	—
From return of capital	—	(0.05)	—	—	—
Total distributions to shareholders	(0.75)	(0.71)	(0.61)	(0.90)	(0.58)
Net asset value - End of year	$9.77	$9.54	$9.03	$10.36	$10.17
Net assets - End of year (000’s omitted)	$1,564	$77,661	$74,810	$137,215	$119,895
Total return[2]	10.62%	14.11%	(6.92% )	10.89%	7.11%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	8.42%	8.50%	6.84%	5.92%	6.76%
Series portfolio turnover	96%	94%	93%	128%	208%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.40%	[3]	0.47%	0.46%	0.47%	0.54%

1Calculated based on average shares outstanding during the years.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

3Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.38%.

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Financial Highlights - Class Z1

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.60	$9.23	$10.73	$10.69	$10.72
Income (loss) from investment operations:
Net investment income[2]	0.75	0.77	0.63	0.60	0.64
Net realized and unrealized gain (loss) on investments	0.18	0.43	(1.43)	0.50	0.01
Total from investment operations	0.93	1.20	(0.80)	1.10	0.65
Less distributions to shareholders:
From net investment income	(0.75)	(0.78)	(0.68)	(0.63)	(0.68)
From net realized gain on investments	—	—	(0.02)	(0.43)	—
From return of capital	—	(0.05)	—	—	—
Total distributions to shareholders	(0.75)	(0.83)	(0.70)	(1.06)	(0.68)
Net asset value - End of year	$9.78	$9.60	$9.23	$10.73	$10.69
Net assets - End of year (000’s omitted)	$89,037	$29,374	$3,148	$9,813	$1,931
Total return[3]	10.01%	13.77%	(7.39% )	10.48%	6.59%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50% [4]	0.50%	0.50%	0.50%	0.50%
Net investment income	7.70%	8.23%	6.38%	5.41%	6.32%
Series portfolio turnover	96%	94%	93%	128%	208%

*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.06%	0.06%	0.07%	0.14%

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the years.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.48%.

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Notes to Financial Statements

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of December 31, 2024, 6.5 billion shares have been designated in total among 14 active series, of which 225 million have been designated as High Yield Bond Series Class I common stock, 100 million have been designated to High Yield Bond Series Class Z Common Stock, 125 million have been designated as High Yield Bond Series Class S common stock and 50 million have been designated as High Yield Bond Series Class W common stock.

On September 6, 2024, a Reverse Stock Split, approved by the Fund's Board of Directors, was executed for Classes I and Z of the Series after the close of trading. Shareholders who owned Classes I and Z shares of the Series received a proportional number of Classes I and Z shares of the Series. All share and per share amounts and disclosures in the financial statements and footnotes reflect the reverse stock split. Following the Reverse Stock Split, the total dollar value of a shareholder's investment in the Series remained unchanged and each shareholder owned the same percentage (by value) of the Series as the shareholder did immediately prior to the Reverse Stock Split.

Reverse Stock Split Ratios for the impacted Classes are as follows:

CLASS	REVERSE STOCK SPLIT RATIO (old to new)
Class I	1 : 0.805208
Class Z	1 : 0.806250

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

12

High Yield Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

13

High Yield Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of December 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$61,667,225	$—	$61,667,225	$—
Corporate debt:
Communication Services	182,767,020	—	182,767,020	—
Consumer Discretionary	107,661,777	—	107,661,777	—
Consumer Staples	39,234,716	—	39,234,716	—
Energy	169,180,118	—	169,180,118	—
Financials	289,588,552	—	289,588,552	—
Health Care	95,801,803	—	95,801,803	—
Industrials	124,229,030	—	124,229,030	—
Information Technology	81,021,756	—	81,021,756	—
Materials	114,039,423	—	114,039,423	—
Real Estate	9,737,880	—	9,737,880	—
Utilities	30,281,121	—	30,281,121	—
Asset-backed securities	3,883,145	—	3,883,145	—
Commercial mortgage-backed securities	2,529,803	—	2,529,803	—
Exchange-Traded Funds	19,723,046	19,723,046	—	—
Short-Term Investment	34,046,232	34,046,232	—	—
Total assets	$1,365,392,647	$53,769,278	$1,311,623,369	$—

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

14

High Yield Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on December 31, 2024.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on December 31, 2024.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently

15

High Yield Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At December 31, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

16

High Yield Bond Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the year ended December 31, 2024, the sub-transfer agency expenses incurred by Class S and Class I were $208,065 and $707,667, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor

17

High Yield Bond Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $260,945 in management fees for Class W for the year ended December 31, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class S, Class I, Class W, and Class Z, respectively, for the year ended December 31, 2024.

For the year ended December 31, 2024, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

CLASS	RECOUPED AMOUNT
Class S	$45,721
Class I	172,729
Class W	11,645
Class Z	11,570

As of December 31, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	EXPIRING DECEMBER 31,
CLASS	2025	2026	2027	TOTAL
Class S	$—	$26,989	$—	$26,989
Class W	65,639	50,476	—	116,115

High Yield Bond Series was reimbursed $1,017 by the Advisor, related to an operational error that occurred during the year ended December 31, 2024.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make

18

High Yield Bond Series

Notes to Financial Statements (continued)

4.	Segment Reporting (continued)

decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the year ended December 31, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,663,376,206 and $869,937,043, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS S	SHARES	AMOUNT	SHARES	AMOUNT
Sold	22,119,636	$216,724,934	5,301,406	$48,976,070
Reinvested	973,501	9,548,144	370,066	3,407,660
Repurchased	(7,082,554)	(69,253,349)	(3,198,105)	(29,379,788)
Total	16,010,583	$157,019,729	2,473,367	$23,003,942

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS I	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	88,675,345	$866,567,140	23,222,837	$217,265,568
Reinvested	5,394,973	52,616,454	2,544,638	23,681,306
Repurchased	(24,185,966)	(236,341,822)	(11,774,553)	(109,231,893)
Total	69,884,352	$682,841,772	13,992,922	$131,714,981

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS W	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,818,993	$103,251,917	360,659	$3,323,609
Reinvested	429,647	4,132,052	621,512	5,707,819
Repurchased	(19,225,002)	(186,044,049)	(1,132,526)	(10,402,932)
Total	(7,976,362)	$(78,660,080)	(150,355)	$(1,371,504)

19

High Yield Bond Series

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS Z	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	14,559,950	$141,776,983	3,022,506	$28,273,182
Reinvested	195,935	1,909,293	68,688	638,840
Repurchased	(8,713,063)	(83,504,537)	(372,196)	(3,409,560)
Total	6,042,822	$60,181,739	2,718,998	$25,502,462

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

Less than 1% of the shares oustanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the year ended December 31, 2024, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of December 31, 2024.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

20

High Yield Bond Series

Notes to Financial Statements (continued)

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The portion of distributions that exceeds a Series’ current and accumulated earnings and profits, as measured on a tax basis, constitutes a non-taxable return of capital. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gains and losses, including losses deferred due to wash sales and preferred bonds, taxable over distribution, and a defaulted bond accrual. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. For the year ended December 31, 2024, amounts were reclassified within the capital accounts to decrease Additional Paid in Capital by $256,362 and increase Total Distributable Earnings (Loss) by $256,362. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid were as follows:

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
Ordinary income	$72,617,276	$32,689,384
Return of capital	—	$2,340,070

At December 31, 2024, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost of Investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$1,366,075,022
Unrealized appreciation	16,127,414
Unrealized depreciation	(16,809,789)

Net unrealized depreciation	$(682,375)
Capital loss carryforwards	$(2,987,533)

As of December 31, 2024, the Series had net long-term capital loss carryforwards of $2,987,533, which may be carried forward indefinitely.

For the year ended December 31, 2024, the capital loss carryover utilized was $14,489,552.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

21

High Yield Bond Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of High Yield Bond Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of High Yield Bond Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

New York, New York

February 26, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

22

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statements and Other Information - Annual

6.	Financial Statements and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-12/24-AR

23

www.manning-napier.com

Manning & Napier Fund, Inc.

Diversified Tax Exempt Series

Diversified Tax Exempt Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Freddie Mac Multifamily M.L. Certificates, Series ML19, Class A, 3.996%, 12/25/2036 (Identified Cost $2,168,679)	2,171,023	$2,101,067

MUNICIPAL BONDS - 95.0%
ALABAMA - 0.5%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	1,004,257

ALASKA - 0.8%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	760,933
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	953,141
		1,714,074
CALIFORNIA - 1.1%
California, G.O. Bond, AGM, 5.250%, 8/1/2032	1,930,000	2,195,326

COLORADO - 0.9%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	802,250
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,028,701
		1,830,951
DISTRICT OF COLUMBIA - 3.9%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,347,965
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,197,388
District of Columbia Income Tax
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,215,366
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	2,057,720
District of Columbia Water & Sewer
Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,062,085
		7,880,524
FLORIDA - 7.9%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,245,662
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	523,577
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	543,467

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	$498,014
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	1,094,368
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,064,469
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,079,154
Miami-Dade County, Water & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 10/1/2028	2,000,000	2,131,406
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	674,134
School District of Broward County, School Impt., G.O. Bond, 5.000%, 7/1/2032	1,895,000	2,103,561
Tampa, Water & Wastewater System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 10/1/2034	950,000	1,066,773
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,059,163
		16,083,748
GEORGIA - 3.2%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	869,394
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	5,587,390
		6,456,784
HAWAII - 2.3%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,089,640
Hawaii Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,526,297
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	490,860
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	524,246
		4,631,043
ILLINOIS - 3.3%
Illinois Municipal Electric Agency Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,002,141
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	735,851
Illinois State Toll Highway Authority Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,070,278
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,626,966

The accompanying notes are an integral part of the financial statements.

1

Diversified Tax Exempt Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
ILLINOIS (continued)
Schaumburg, G.O. Bond, 4.000%, 12/1/2033	1,175,000	$1,228,197
		6,663,433
INDIANA - 0.5%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,070,007

IOWA - 1.3%
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	950,473
Waukee Community School District, School Impt., Series A, G.O. Bond, 5.000%, 6/1/2032	1,520,000	1,703,627
		2,654,100
KENTUCKY - 0.1%
Kentucky State Property & Building Commission, Public Impt., Series A, Revenue Bond, 5.000%, 10/1/2030	125,000	137,061

LOUISIANA - 0.3%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	518,517

MAINE - 1.7%
Bar Harbor
Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2038.	1,000,000	1,117,680
Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2040.	1,000,000	1,107,637
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	709,447
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	600,371
		3,535,135
MARYLAND - 4.3%
Baltimore County, G.O. Bond, 5.000%, 8/1/2028	1,000,000	1,071,368
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2028	905,000	969,923
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,557,838
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,095,710
		8,694,839
MASSACHUSETTS - 3.2%
Commonwealth of Massachusetts, Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,353,421
Massachusetts, Public Impt., Series D, G.O. Bond, 5.000%, 4/1/2026	1,095,000	1,124,386
		6,477,807

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
MINNESOTA - 1.5%
Minnesota
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	$1,039,869
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2036	1,970,000	2,088,482
		3,128,351
MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	488,513
MISSOURI - 2.2%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	527,030
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,671,791
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	750,000
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,458,385
		4,407,206
NEBRASKA - 1.9%
Nebraska Public Power District, Series
B, Revenue Bond, 5.000%, 1/1/2030	640,000	696,840
Omaha Public Power District Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,051,515
Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	2,171,589
		3,919,944
NEW JERSEY - 0.8%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	740,178
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	804,284
		1,544,462
NEW YORK - 13.8%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,050,305
New York
Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,558,739
Series D, Prerefunded Balance, G.O. Bond, 1.216%, 8/1/2026	125,000	118,897
Series D, Unrefunded Balance, G.O. Bond, 1.216%, 8/1/2026	1,075,000	1,022,527
New York City
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,683,519
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	1,965,389

The accompanying notes are an integral part of the financial statements.

2

Diversified Tax Exempt Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	$3,636,059
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,754,056
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond, 5.652%, 2/15/2030	1,000,000	1,033,110
Series C, Prerefunded Balance, Revenue Bond, 0.887%, 3/15/2025	950,000	943,002
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,069,150
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,426,527
New York State Urban Development Corp., Correctional Facility Impt., Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,622,407
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,302,066
		28,185,753
NORTH CAROLINA - 1.2%
Mecklenburg County, School Impt., Series A, G.O. Bond, 4.000%, 4/1/2030	2,500,000	2,536,146

NORTH DAKOTA - 2.5%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	2,465,748
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,580,604
		5,046,352
OHIO - 5.3%
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,163,516
Cincinnati, Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 12/1/2032	1,410,000	1,578,277
Cleveland, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2030	500,000	553,330
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,094,102
Ohio
Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	2,028,342
Series A, G.O. Bond, 5.000%, 6/15/2028	500,000	534,266
Ohio Water Development Authority
Sewer Impt., Revenue Bond, 5.000%, 12/1/2036	1,350,000	1,458,211
Sewer Impt., Revenue Bond, 5.000%, 12/1/2037	1,000,000	1,078,815

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
OHIO (continued)
Toledo Water System, Water Utility Impt., Revenue Bond, 5.000%, 11/15/2032	1,300,000	$1,417,558
		10,906,417
PENNSYLVANIA - 2.8%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	811,887
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	917,907
Revenue Bond, 5.000%, 12/1/2031	500,000	552,726
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	603,013
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,602,608
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	327,569
		5,815,710
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	898,052

TENNESSEE - 4.7%
Chattanooga, Electric Light & Power Impt., Revenue Bond, 5.000%, 9/1/2039	2,000,000	2,173,851
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,062,764
Knox County, Correctional Facility Impt., G.O. Bond, 4.000%, 6/1/2040	2,805,000	2,837,506
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	639,428
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	501,912
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,293,561
Sullivan County, Correctional Facility Impt., G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,046,620
		9,555,642
TEXAS - 7.6%
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,843,518
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,365,289
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,576,853
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,029,291

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
TEXAS (continued)
North Texas Tollway Authority (continued)
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	$990,197
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,130,349
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,521,224
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	204,366
Revenue Bond, 5.000%, 12/15/2027	600,000	618,796
Revenue Bond, 5.000%, 12/15/2028	250,000	259,893
Texas Water Development Board, Water Utility Impt., Revenue Bond, 5.000%, 10/15/2025	1,000,000	1,013,619
		15,553,395
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	854,645

VIRGINIA - 3.0%
Chesterfield County, School Impt., Series B, G.O. Bond, 4.000%, 1/1/2041	2,000,000	2,035,452
Fairfax County, Public Impt., Series A, Prerefunded Balance, G.O. Bond, 5.000%, 10/1/2035	3,580,000	3,668,060
Richmond, Public Utility, Series B, Revenue Bond, 2.086%, 1/15/2025	515,000	514,549
		6,218,061
WASHINGTON - 7.9%
Edmonds, Water & Sewer, Water Utility Impt., Revenue Bond, 5.000%, 12/1/2036	1,865,000	2,101,268
Seattle, Municipal Light & Power, Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,132,022
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,087,202
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,080,374
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,598,830
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	4,073,532
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,107,471
		16,180,699
WISCONSIN - 3.5%
Milwaukee Metropolitan Sewerage District, Sewer Impt., Series A, G.O. Bond, 4.000%, 10/1/2026	1,900,000	1,933,712

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Western Technical College District,
Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	$599,065
Wisconsin, Series B, G.O. Bond, 5.000%, 5/1/2038	4,000,000	4,529,057
		7,061,834
TOTAL MUNICIPAL BONDS
(Identified Cost $200,003,048)		193,848,788

EXCHANGE-TRADED FUND - 2.3%
iShares National Muni Bond ETF
(Identified Cost $4,937,332)	43,351	4,619,049

SHORT-TERM INVESTMENT - 0.6%
Dreyfus Government Cash Management, Institutional Shares, 4.36%[2]
(Identified Cost $1,288,137)	1,288,137	1,288,137

TOTAL INVESTMENTS - 98.9%
(Identified Cost $208,397,196)		201,857,041
OTHER ASSETS, LESS LIABILITIES - 1.1%		2,292,097
NET ASSETS - 100.0%		$204,149,138

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - December 31, 2024

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of December 31, 2024.

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Statement of Assets and Liabilities

December 31, 2024

ASSETS:

Investments, at value (identified cost $208,397,196) (Note 2)	$201,857,041
Interest receivable	2,654,294
Receivable for fund shares sold	98,231
Dividends receivable	3,997
Prepaid expenses	4,179

TOTAL ASSETS	204,617,742

LIABILITIES:

Accrued fund accounting and administration fees[1]	18,159
Accrued Chief Compliance Officer service fees[1]	2,035
Accrued management fees[1]	390
Payable for fund shares repurchased	427,835
Other payables and accrued expenses	20,185

TOTAL LIABILITIES	468,604

TOTAL NET ASSETS	$204,149,138

NET ASSETS CONSIST OF:

Capital stock	$197,566
Additional paid-in-capital	209,225,120
Total distributable earnings (loss)	(5,273,548)

TOTAL NET ASSETS	$204,149,138

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($917,362/88,816 shares)	$10.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($203,231,776/19,667,817 shares)	$10.33

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Statement of Operations

For the Year Ended December 31, 2024

INVESTMENT INCOME:

Interest	$5,505,403
Dividends	367,153

Total Investment Income	5,872,556

EXPENSES:
Management fees (Note 3)	1,173,849
Fund accounting and administration fees (Note 3)	86,129
Directors’ fees (Note 3)	34,346
Chief Compliance Officer service fees (Note 3)	8,032
Custodian fees	6,886
Miscellaneous	143,739

Total Expenses	1,452,981
Less reduction of expenses (Note 3)	(1,168,657)

Net Expenses	284,324

NET INVESTMENT INCOME	5,588,232

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(587,546)

Net change in unrealized appreciation (depreciation) on investments	(3,012,946)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(3,600,492)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,987,740

The accompanying notes are an integral part of the financial statements.

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Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,588,232	$5,478,791
Net realized gain (loss) on investments	(587,546)	(401,643)
Net change in unrealized appreciation (depreciation) on investments	(3,012,946)	5,515,176

Net increase (decrease) from operations	1,987,740	10,592,324

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class A	(17,747)	(35,770)
Class W	(5,218,104)	(5,448,144)
Total distributions to shareholders	(5,235,851)	(5,483,914)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(41,646,937)	28,802,491

Net increase (decrease) in net assets	(44,895,048)	33,910,901

NET ASSETS:

Beginning of year	249,044,186	215,133,285

End of year	$204,149,138	$249,044,186

The accompanying notes are an integral part of the financial statements.

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Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.48	$10.24	$10.94	$11.58	$11.14
Income (loss) from investment operations:
Net investment income[1]	0.19	0.17	0.10	0.10	0.15
Net realized and unrealized gain (loss) on investments	(0.16)	0.24	(0.74)	(0.08)	0.48
Total from investment operations	0.03	0.41	(0.64)	0.02	0.63
Less distributions to shareholders:
From net investment income	(0.18)	(0.17)	(0.06)	(0.09)	(0.10)
From net realized gain on investments	—	—	(0.00)[2]	(0.57)	(0.09)
Total distributions to shareholders	(0.18)	(0.17)	(0.06)	(0.66)	(0.19)
Net asset value - End of year	$10.33	$10.48	$10.24	$10.94	$11.58
Net assets - End of year (000’s omitted)	$917	$1,383	$2,162	$2,430	$2,324
Total return[3]	0.29%	4.10%	(5.83%)	0.16%	5.73%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.62%	0.62%	0.63%	0.67%	0.61%
Net investment income	1.88%	1.70%	1.00%	0.91%	1.35%
Series portfolio turnover	11%	20%	10%	23%	41%

1 Calculated based on average shares outstanding during the years.

2 Less than $(0.01).

3 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

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Diversified Tax Exempt Series

Financial Highlights - Class W

	FOR THE YEAR ENDED
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.48	$10.24	$10.94	$11.59	$11.15
Income (loss) from investment operations:
Net investment income[1]	0.25	0.23	0.16	0.16	0.21
Net realized and unrealized gain (loss) on investments	(0.17)	0.24	(0.75)	(0.09)	0.48
Total from investment operations	0.08	0.47	(0.59)	0.07	0.69
Less distributions to shareholders:
From net investment income	(0.23)	(0.23)	(0.11)	(0.15)	(0.16)
From net realized gain on investments	—	—	(0.00)[2]	(0.57)	(0.09)
Total distributions to shareholders	(0.23)	(0.23)	(0.11)	(0.72)	(0.25)
Net asset value - End of year	$10.33	$10.48	$10.24	$10.94	$11.59

Net assets - End of year (000’s omitted)	$203,232	$247,661	$212,971	$115,940	$253,941
Total return[3]	0.80%	4.62%	(5.40%)	0.62%	6.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.12%	0.12%	0.13%	0.17%	0.11%
Net investment income	2.38%	2.21%	1.53%	1.42%	1.79%
Series portfolio turnover	11%	20%	10%	23%	41%

*The investment advisor did not impose all or a portion of its management and/or other fees during the years, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.50%	0.50%	0.50%	0.50%	0.50%

1 Calculated based on average shares outstanding during the years.

2 Less than $(0.01).

3 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the years.

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Notes to Financial Statements

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of December 31, 2024, 6.5 billion shares have been designated in total among 14 active series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value

11

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of December 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$193,848,788	$—	$193,848,788	$—
Commercial mortgage-backed securities	2,101,067	—	2,101,067	—
Exchange-traded fund	4,619,049	4,619,049	—	—
Short-Term Investment	1,288,137	1,288,137	—	—
Total assets	$201,857,041	$5,907,186	$195,949,855	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or December 31, 2024.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

12

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At December 31, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage

13

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $1,168,657 in management fees for Class W shares for the year ended December 31, 2024. This amount is included as a reduction of expenses on the Statement of Operations.

As of December 31, 2024, there are no expenses eligible to be recouped by the Advisor.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its

14

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

4.	Segment Reporting (continued)

prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the year ended December 31, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $22,069,233 and $50,214,312, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $2,176,846 and $2,008,207, respectively.

6.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS A	SHARES	AMOUNT	SHARES	AMOUNT
Sold	803	$8,336	61,497	$640,849
Reinvested	1,687	17,523	3,487	35,770
Repurchased	(45,649)	(474,040)	(144,175)	(1,486,767)
Total	(43,159)	$(448,181)	(79,191)	$(810,148)

	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
CLASS W	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,636,681	$27,264,067	9,262,352	$96,291,599
Reinvested	497,961	5,172,478	519,331	5,329,329
Repurchased	(7,087,970)	(73,635,301)	(6,948,386)	(72,008,289)
Total	(3,953,328)	$(41,198,756)	2,833,297	$29,612,639

Over 99% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the year ended December 31, 2024, the Diversified Tax Exempt Series borrowed for 5 days and the daily amount of borrowings outstanding under the line of credit was $5,099,000 with an interest rate of 6.14%. As of December 31, 2024, there was no borrowing outstanding.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these

15

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

8.	Financial Instruments (continued)

contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of December 31, 2024.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The portion of distributions that exceeds a Series’ current and accumulated earnings and profits, as measured on a tax basis, constitutes a non-taxable return of capital. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gains and losses, including market discount on investments, callable bonds and tax equalization. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid were as follows:

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
Ordinary income	$609,581	$657,641
Tax exempt income	$4,626,270	$4,826,273

At December 31, 2024, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost of Investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$208,177,611
Unrealized appreciation	155,646
Unrealized depreciation	(6,476,216)
Net unrealized depreciation	$(6,320,570)
Undistributed tax exempt income	$2,228,492
Capital loss carryforwards	$(1,191,644)

As of December 31, 2024, the Series had net short-term capital loss carryforwards of $225,907 and net long-term capital loss carryforwards of $965,737, which may be carried forward indefinitely.

For the year ended December 31, 2024, the capital loss carryover utilized was $23,252.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

16

Diversified Tax Exempt Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Diversified Tax Exempt Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Diversified Tax Exempt Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

New York, New York

February 26, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

17

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18

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual
5.	Financial Statement and Other Information - Annual
6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-12/24-AR

19

www.manning-napier.com

Manning & Napier Fund, Inc.

Callodine Equity Income Series

Callodine Equity Income Series

Investment Portfolio - December 31, 2024

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.8%

Communication Services - 3.1%
Interactive Media & Services - 3.1%
Match Group, Inc.*	125,045	$4,090,222
Consumer Discretionary - 14.5%
Diversified Consumer Services - 3.2%
Perdoceo Education Corp.	162,797	4,309,237
Hotels, Restaurants & Leisure - 3.2%
Jack in the Box, Inc.	104,382	4,346,466
Textiles, Apparel & Luxury Goods - 8.1%
Wolverine World Wide, Inc.	486,003	10,789,267
Total Consumer Discretionary		19,444,970
Consumer Staples - 13.1%
Consumer Staples Distribution & Retail - 2.7%
Walgreens Boots Alliance, Inc.	384,320	3,585,705
Household Products - 9.4%
Spectrum Brands Holdings, Inc.	150,000	12,673,500
Tobacco - 1.0%
Altria Group, Inc.	25,000	1,307,250
Total Consumer Staples		17,566,455
Energy - 14.1%
Oil, Gas & Consumable Fuels - 14.1%
Energy Transfer LP	700,000	13,713,000
Genesis Energy LP	350,000	3,538,500
Plains All American Pipeline LP	100,000	1,708,000
Total Energy		18,959,500
Financials - 17.1%
Banks - 3.0%
M&T Bank Corp.	21,271	3,999,161
Capital Markets - 8.5%
AllianceBernstein Holding LP	180,000	6,676,200
Blue Owl Capital, Inc.	200,000	4,652,000
		11,328,200
Financial Services - 4.6%
Global Payments, Inc.	55,000	6,163,300
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Chimera Investment Corp.	100,000	1,400,000

Total Financials		22,890,661
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 19.4%
Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	215,000	$6,269,400
Pharmaceuticals - 14.7%
GSK plc - ADR	200,000	6,764,000
Sanofi S.A. - ADR	115,000	5,546,450
Viatris, Inc.	600,000	7,470,000
		19,780,450
Total Health Care		26,049,850
Industrials - 3.4%
Professional Services - 3.4%
SS&C Technologies Holdings, Inc.	60,000	4,546,800
Materials - 3.0%
Chemicals - 2.5%
OCI N.V. (Netherlands)	300,000	3,360,161
Containers & Packaging - 0.5%
Sealed Air Corp.	20,000	676,600
Total Materials		4,036,761
Utilities - 10.1%
Electric Utilities - 2.8%
TXNM Energy, Inc.	75,000	3,687,750
Gas Utilities - 3.2%
UGI Corp.	150,000	4,234,500
Multi-Utilities - 4.1%
Algonquin Power & Utilities Corp. (Canada)	1,250,000	5,562,500
Total Utilities		13,484,750
TOTAL COMMON STOCKS
(Identified Cost $125,346,491)		131,069,969

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 4.36%[1]
(Identified Cost $1,787,404)	1,787,404	1,787,404

TOTAL INVESTMENTS - 99.1%		132,857,373
(Identified Cost $127,133,895)
OTHER ASSETS, LESS LIABILITIES - 0.9%		1,198,335
NET ASSETS - 100%		$134,055,708

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*Non-income producing security.

The accompanying notes are an integral part of the financial statements.

1

Callodine Equity Income Series

Investment Portfolio - December 31, 2024

1Rate shown is the current yield as of December 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Callodine Equity Income Series

Statement of Assets and Liabilities

December 31, 2024

ASSETS:

Investments, at value (identified cost $127,133,895) (Note 2)	$132,857,373
Receivable for fund shares sold	1,192,618
Dividends receivable	313,917
Foreign tax reclaims receivable	375
Prepaid expenses	1,032

TOTAL ASSETS	134,365,315

LIABILITIES:

Accrued sub-transfer agent fees[1]	44,148
Accrued management fees[1]	34,201
Accrued fund accounting and administration fees[1]	9,975
Accrued Chief Compliance Officer service fees[1]	2,070
Directors’ fees payable[1]	638
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	446
Payable for securities purchased	164,569
Accrued printing and postage fees payable	20,365
Payable for fund shares repurchased	8,201
Other payables and accrued expenses	24,994

TOTAL LIABILITIES	309,607

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$134,055,708

NET ASSETS CONSIST OF:

Capital stock	$100,479
Additional paid-in-capital	123,603,630
Total distributable earnings (loss)	10,351,599

TOTAL NET ASSETS	$134,055,708

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($2,085,794/156,831 shares)	$13.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($129,182,156/9,682,264 shares)	$13.34

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($2,787,758/208,818 shares)	$13.35

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Callodine Equity Income Series

Statement of Operations

For the Year Ended December 31, 2024

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $55,332)	$5,084,886

EXPENSES:

Management fees (Note 3)	718,234
Sub-transfer agent fees (Note 3)	137,680
Fund accounting and administration fees (Note 3)	61,390
Directors’ fees (Note 3)	13,169
Chief Compliance Officer service fees (Note 3).	8,067
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	2,800
Offering expenses	279,476
Custodian fees	9,713
Miscellaneous	148,885

Total Expenses	1,379,414
Less reduction of expenses (Note 3)	(403,561)

Net Expenses	975,853

NET INVESTMENT INCOME	4,109,033

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	15,608,330
Foreign currency and translation of other assets and liabilities	(57,515)

15,550,815
Net change in unrealized appreciation (depreciation) on-
Investments in securities	1,590,952
Foreign currency and translation of other assets and liabilities	(24)

1,590,928
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	17,141,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,250,776

The accompanying notes are an integral part of the financial statements.

4

Callodine Equity Income Series

Statements of Changes in Net Assets

	FOR THE YEAR ENDED 12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,109,033	$558,311
Net realized gain (loss) on investments and foreign currency	15,550,815	(730,383)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,590,928	7,996,229

Net increase (decrease) from operations	21,250,776	7,824,157

DISTRIBUTIONS TO SHAREHOLDERS (Note 11):

Class S	(251,377)	(1,045)
Class I	(16,285,632)	(551,241)
Class Z	(317,845)	(465)

Total distributions to shareholders	(16,854,854)	(552,751)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	60,593,825	61,794,555

Net increase (decrease) in net assets	64,989,747	69,065,961

NET ASSETS:

Beginning of period	69,065,961	—

End of period	$134,055,708	$69,065,961

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

5

Callodine Equity Income Series

Financial Highlights - Class S

	FOR THE YEAR ENDED 12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period): Net asset value - Beginning of period	$12.24	$10.88
Income from investment operations: Net investment income[2]	0.59	0.12
Net realized and unrealized gain (loss) on investments	2.35	1.34
Total from investment operations	2.94	1.46
Less distributions to shareholders: From net investment income	(0.51)	(0.10)
From net realized gain on investments	(1.37)	—
Total distributions to shareholders	(1.88)	(0.10)
Net asset value - End of period	$13.30	$12.24
Net assets - End of period (000’s omitted)	$2,086	$132
Total return[3]	23.75%	13.46%
Ratios (to average net assets)/Supplemental Data: Expenses*	1.20%	1.20%[4]
Net investment income	4.21%	5.12%[4]
Series portfolio turnover	94%	27%[5]

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.32%	1.35%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

6

Callodine Equity Income Series

Financial Highlights - Class I

	FOR THE YEAR ENDED 12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period): Net asset value - Beginning of period	$12.28	$10.91
Income from investment operations: Net investment income[2]	0.55	0.11
Net realized and unrealized gain (loss) on investments	2.43	1.36
Total from investment operations	2.98	1.47
Less distributions to shareholders: From net investment income	(0.55)	(0.10)
From net realized gain on investments	(1.37)	—
Total distributions to shareholders	(1.92)	(0.10)
Net asset value - End of period	$13.34	$12.28
Net assets - End of period (000’s omitted)	$129,182	$68,817
Total return[3]	24.03%	13.51%
Ratios (to average net assets)/Supplemental Data: Expenses*	0.95%	0.95%[4]
Net investment income	3.99%	4.78%[4]
Series portfolio turnover	94%	27%[5]

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.39%	1.41%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

7

Callodine Equity Income Series

Financial Highlights - Class Z

	FOR THE YEAR ENDED 12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period): Net asset value - Beginning of period	$12.28	$10.91
Income from investment operations: Net investment income[2]	0.75	0.14
Net realized and unrealized gain (loss) on investments	2.25	1.33
Total from investment operations	3.00	1.47
Less distributions to shareholders: From net investment income	(0.56)	(0.10)
From net realized gain on investments	(1.37)	—
Total distributions to shareholders	(1.93)	(0.10)
Net asset value - End of period	$13.35	$12.28
Net assets - End of period (000’s omitted)	$2,788	$117
Total return[3]	24.24%	13.54%
Ratios (to average net assets)/Supplemental Data: Expenses*	0.80%	0.80%[4]
Net investment income	5.28%	5.91%[4]
Series portfolio turnover	94%	27%[5]

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.41%	1.65%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

8

Callodine Equity Income Series

Notes to Financial Statements

1.	Organization

Callodine Equity Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Series’ investment objective is to seek to provide strong risk-adjusted total returns with low market correlation and preservation of capital.

The Series is authorized to issue three classes of shares (Class S, I, and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Callodine Capital Management, LP (“Callodine” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of December 31, 2024, 6.5 billion shares have been designated in total among 14 active series, of which 100 million have been designated for each as Callodine Equity Income Series Class I common stock, Callodine Equity Income Series Class S common stock, and Callodine Equity Income Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and

9

Callodine Equity Income Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of December 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$4,090,222	$4,090,222	$—	$—
Consumer Discretionary	19,444,970	19,444,970	—	—
Consumer Staples	17,566,455	17,566,455	—	—
Energy	18,959,500	18,959,500	—	—
Financials	22,890,661	22,890,661	—	—
Health Care	26,049,850	26,049,850	—	—
Industrials	4,546,800	4,546,800	—	—
Materials	4,036,761	676,600	3,360,161	—
Utilities	13,484,750	13,484,750	—	—
Short-Term Investment	1,787,404	1,787,404	—	—
Total assets	$132,857,373	$129,497,212	$3,360,161	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2023 or December 31, 2024.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and

10

Callodine Equity Income Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement (continued)

are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At December 31, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

11

Callodine Equity Income Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2023 and the year ended December 31,2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Offering Costs

Upon commencement of operations, the majority of the expenses incurred by the Series in connection with the Reorganization were paid by the Advisor. The Series paid certain expenses, including the legal fees incurred in connection with the initial registration statement of the Series. These legal fees were booked as offering costs and amortized over a 12-month period beginning with the commencement of operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series’ organization and select and oversee the Sub-Advisor, who provides the Series with advice and assistance in the choice of investments and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial

12

Callodine Equity Income Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Pursuant to an expense limitation agreement, Manning & Napier Advisors, LLC (the “Advisor”) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.95% of the average daily net assets of the Class I and Class S shares, and 0.80% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses does not apply to AFFE, which are expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $3,533, $395,433 and $4,595 for Class S, Class I and Class Z, respectively, for the year ended December 31, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of December 31, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2026	2027	TOTAL
Class S	$164	$3,533	$3,697
Class I	164,676	395,433	560,109
Class Z	113	4,595	4,708

For the year ended December 31, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur

13

Callodine Equity Income Series

Notes to Financial Statements (continued)

4.	Segment Reporting (continued)

expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the year ended December 31, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $141,744,852 and $93,065,792, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, and Class Z shares of Callodine Equity Income Series were:

CLASS S	FOR THE YEAR ENDED 12/31/24		FOR THE PERIOD 10/23/23 (COMMENCEMENT OF OPERATIONS) TO 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	141,924	$1,941,114	10,712	$123,061
Reinvested	18,119	248,317	87	1,045
Repurchased	(14,002)	(188,914)	(9)	(100)
Total	146,041	$2,000,517	10,790	$124,006

CLASS I	FOR THE YEAR ENDED 12/31/24		FOR THE PERIOD 10/23/23 (COMMENCEMENT OF OPERATIONS) TO 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,914,037	$67,762,820	800,152	$9,115,461
Reinvested	1,185,865	16,285,632	46,013	551,241
Repurchased	(2,022,999)	(28,232,885)	(132,064)	(1,480,863)
In-Kind Subscription	—	—	4,891,260	53,371,472
Total	4,076,903	$55,815,567	5,605,361	$61,557,311

CLASS Z	FOR THE YEAR ENDED 12/31/24		FOR THE PERIOD 10/23/23 (COMMENCEMENT OF OPERATIONS) TO 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	181,810	$2,536,670	9,487	$112,873
Reinvested	20,239	278,577	39	465
Repurchased	(2,748)	(37,506)	(9)	(100)
Total	199,301	$2,777,741	9,517	$113,238

7.	Reorganization and In-Kind Transfer of Securities

The Series acquired the assets and assumed the liabilities of the Callodine Equity Income Fund, LP (the “Predecessor Fund”), on October 23, 2023 (the “Reorganization”). The Predecessor Fund was a private fund that relied on an exclusion (the “Exclusion”)

14

Callodine Equity Income Series

Notes to Financial Statements (continued)

7.	Reorganization and In-Kind Transfer of Securities (continued)

from the definition of an investment company contained in Section 3(c)(7) of the Investment Company Act of 1940. Under the Exclusion, the Predecessor Fund did not register as an investment company with the Securities and Exchange Commission (the “SEC”) and was required to limit interests in the Predecessor Fund to certain eligible investors known as “qualified purchasers” (as defined in the 1940 Act). Callodine Capital Management, LP, an affiliate, the investment sub-advisor of the Series, was the investment advisor of the Predecessor Fund, and the Predecessor Fund had the same investment objective as the Series, and had principal investment strategies and risks that were not materially different from those of the Series.

On October 23, 2023, the assets and liabilities of the Predecessor Fund were transferred, in a tax-free transaction, to the Series in exchange for shares of the Series, and the Series commenced operations. The Predecessor Fund’s Series A Interests and Series SI Interests were reorganized into Class I Shares on this date. The Class I shares of the Series received a contribution in-kind of investment securities, cash and other receivables in the amount of $53,371,472. The securities contributed in-kind had net unrealized depreciation of $3,863,703. The cost basis of the investments received from the Predecessor Fund was carried forward.

8.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the year ended December 31, 2024, the Series did not borrow under the line of credit.

9.	Financial Instruments

The Series may trade in instruments including options and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of December 31, 2024.

10.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

11.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to losses deferred due to wash sales, dividend redesignation, utilization of tax equalization, foreign currency and real estate investment trusts. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. For the year ended December 31, 2024, amounts were reclassified within the capital accounts to increase Additional Paid in Capital by $1,360,827 and decrease Total Distributable Earnings (Loss) by $1,360,827. Any such reclassifications are not reflected in the financial highlights.

15

Callodine Equity Income Series

Notes to Financial Statements (continued)

11.	Federal Income Tax Information (continued)

The tax character of distributions paid were as follows:

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
Ordinary income	$13,214,544	$552,751
Long-term capital gains	$3,640,310	—

At December 31, 2024, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$127,030,247
Unrealized appreciation	15,899,735
Unrealized depreciation	(10,072,632)
Net unrealized appreciation	$5,827,103
Undistributed ordinary income	$2,054,389
Undistributed long-term capital gains	$2,470,107

12.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

16

Callodine Equity Income Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Callodine Equity Income Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Callodine Equity Income Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2024 and for the period October 23, 2023 (commencement of operations) through December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 2024 and for the period October 23, 2023 (commencement of operations) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

New York, New York

February 26, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

17

Callodine Equity Income Series

Supplemental Tax Information

(unaudited)

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change.

For federal income tax purposes, the Series reports for the current fiscal year $4,044,564 or, if different, the maximum amount allowable under the tax law, as qualified dividend income.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends received deduction for the current fiscal year is 11.28%.

The Series designates $180,527, or 1.37% of the dividends distributed as Section 199A dividends.

The Series designates $6,545,800 as Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the fiscal year ended December 31, 2024.

18

Callodine Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Quarter-End
2.	Shareholder Report - Annual
3.	Shareholder Report - Semi-Annual
4.	Financial Statement and Other Information - Annual
5.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

MNCEI-12/24-AR

19

www.manning-napier.com

Manning & Napier Fund, Inc.

Credit Series

Credit Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 31.7%

Non-Convertible Corporate Bonds- 31.7%
Communication Services - 2.1%
Entertainment - 1.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,730,000	$3,468,709

Interactive Media & Services - 0.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	2,510,000	2,414,941

Total Communication Services		5,883,650

Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	5,235,000	4,473,137

Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,380,000	3,629,484
Energy Transfer LP,
7.375%, 2/1/2031[2]	2,330,000	2,437,895
6.50%, 2/1/2042	3,465,000	3,588,524

Total Energy		9,655,903

Financials - 15.9%
Banks - 10.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,015,000	3,448,435
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	3,630,000	3,456,167
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	760,000	785,389
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,161,000	1,020,399
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	5,900,000	5,741,900
KeyBank NA, 5.85%, 11/15/2027	2,200,000	2,252,934
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[3]	3,250,000	3,262,487
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	3,795,000	3,424,148
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	3,360,000	3,325,642
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	3,350,000	3,404,710
		30,122,211
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 1.2%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	3,390,000	$3,491,103

Consumer Finance - 1.7%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[3]	4,310,000	4,754,343

Insurance - 2.2%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,210,000	1,208,983
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,210,000	1,207,271
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,210,000	1,204,228
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	2,325,000	2,388,332
		6,008,814
Total Financials		44,376,471

Industrials - 2.5%
Ground Transportation - 0.8%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	2,270,000	2,280,491

Trading Companies & Distributors - 1.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,450,000	2,267,787
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,590,000	2,490,583
		4,758,370
Total Industrials		7,038,861

Materials - 0.8%
Metals & Mining - 0.8%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,359,405	2,289,083

Real Estate - 2.9%
Retail REITs - 1.6%
Simon Property Group LP, 2.65%, 2/1/2032	5,330,000	4,534,036

Specialized REITs - 1.3%
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,370,000	3,456,013

Total Real Estate		7,990,049

Utilities - 2.4%
Electric Utilities - 0.8%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	2,290,000	2,416,793

The accompanying notes are an integral part of the financial statements.

 1

Credit Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 1.6%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	4,245,000	$4,442,665

Total Utilities		6,859,458

TOTAL CORPORATE BONDS (Identified Cost $89,620,304)		88,566,612

ASSET-BACKED SECURITIES - 17.8%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,600,000	1,623,905
Centersquare Issuer LLC, Series 2024- 1A, Class A2, 5.20%, 10/26/2054[2]	2,000,000	1,905,179
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,712	2,048,991
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	895,325	834,645
Cloud Capital Holdco LP, Series 2024- 1A, Class A2, 5.781%, 11/22/2049[2]	2,000,000	1,997,070
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	990,000	1,016,666
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	487,790	419,048
Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	1,500,000	1,478,362
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	850,699
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,322,260
ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.710%, 11/27/2073[2,4]	1,283,935	1,287,568
FIP Master Funding LLC, Series 2024- 1A, Class A1, 4.88%, 10/15/2054[2]	1,999,537	1,948,109
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,448,721
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	644,966	524,062
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049[2]	2,567,500	2,487,554
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,406,771
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.796%, 2/15/2039[2,4]	1,500,000	1,471,014
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	343,032	343,597
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.733%, 12/27/2066[2,4]	1,355,799	$1,361,469
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	387,257	358,846
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	284,293	254,525
Nelnet Student Loan Trust,
Series 2006-2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 6.025%, 1/26/2037[2,4]	1,987,647	1,962,373
Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.383%, 3/26/2040[2,4]	465,281	460,895
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,837,157	1,771,728
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,433,742	2,404,062
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,120,000	2,138,251
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	500,939	492,389
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,141,165	1,142,635
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	768,949	773,581
PHEAA Student Loan Trust, Series 2016-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.264%), 5.833%, 9/25/2065[2,4]	349,630	352,100
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,484,280	1,348,188
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 5.220%, 12/15/2039[4]	2,925,322	2,876,940
SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.314%), 5.883%, 10/25/2034[4]	349,552	351,077
Series 2013-6, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.333%, 6/26/2028[4]	960,509	950,950
SMB Private Education Loan Trust,
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	66,661	65,197

The accompanying notes are an integral part of the financial statements.

 2

Credit Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SMB Private Education Loan Trust, (continued)
Series 2017-B, Class A2B, (1 mo. U.S. Secured Overnight Financing Rate + 0.864%), 5.262%, 10/15/2035[2,4]	301,905	$300,891
Series 2024-E, Class A1A, 5.09%, 10/16/2056[2]	958,305	952,129
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	1,010,315
Tricon American Homes, Series 2020- SFR1, Class A, 1.499%, 7/17/2038[2]	1,389,771	1,321,649
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,709,264

TOTAL ASSET-BACKED SECURITIES (Identified Cost $50,325,605)		49,773,675

COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.4%

Agate Bay Mortgage Trust, Series 2016- 2, Class A3, 3.50%, 3/25/2046[2,5]	791,416	715,263
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	773,481	725,887
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.888%, 7/15/2029[2,4]	1,900,000	1,907,151
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,5]	227,590	206,219
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,5]	3,628,024	3,220,816
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	3,683,384	3,106,692
Series 2021-69, Class WJ, 1.50%, 10/25/2050	578,523	478,946
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,435,912	1,402,321
Flagstar Mortgage Trust, Series 2021- 8INV, Class A3, 2.50%, 9/25/2051[2,5]	752,757	610,206
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K106, Class X1 (IO), 1.317%, 1/25/2030[5]	15,050,081	832,076
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	3,873,332	3,302,604
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	220,770	186,953
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,5]	746,710	651,835
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	496,069	431,408
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Corp. Trust, (continued)
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	578,545	$501,534
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,5]	1,691,041	1,413,439
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	681,324	567,420
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,6]	1,174,053	1,094,214
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	1,114,074	1,084,045
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,5]	542,638	503,163
Series 2019-INV3, Class A3, 3.50%, 5/25/2050[2,5]	560,559	486,830
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,5]	421,762	351,903
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,5]	2,402,634	1,861,740
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,5]	1,611,761	1,331,521
JP Morgan Seasoned Mortgage Trust, Series 2024-1, Class A3, 4.503%, 10/25/2054[2,5]	1,750,000	1,632,802
JPMorgan Wealth Management, Series 2020-ATR1, Class A3, 3.00%, 2/25/2050[2,5]	1,906,870	1,625,686
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.428%, 4/5/2042[2,5]	1,000,000	830,575
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,6]	2,361,064	2,375,001
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,5]	369,967	335,853
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.339%, 7/25/2029 (Acquired 07/24/2023, cost $2,530,078)[4,7]	2,530,078	2,529,803
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	627,062	521,924
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	1,305,497	1,042,866
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	782,285	628,897
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,5]	860,186	745,414
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	792,694	757,985

The accompanying notes are an integral part of the financial statements.

 3

Credit Series

Investment Portfolio - December 31, 2024

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,5]	429,906	$370,021
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,5]	3,382,360	3,076,136
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,5]	1,314,665	1,156,180
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,5]	1,141,308	1,033,837

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $49,037,337)		45,637,166

MUNICIPAL BONDS - 0.4%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $1,355,000)	1,355,000	1,219,892

U.S. GOVERNMENT AGENCIES - 31.9%

Mortgage-Backed Securities - 31.9%
Fannie Mae
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,769,197	3,528,994
Pool #FS3146, UMBS, 4.50%, 10/1/2042	2,923,950	2,800,390
Pool #MA4851, UMBS, 5.00%, 11/1/2042	3,479,332	3,417,155
Pool #FS5443, UMBS, 4.50%, 6/1/2043	3,260,419	3,114,277
Pool #BK0433, UMBS, 3.50%, 12/1/2049	4,882,532	4,334,583
Pool #FS9332, UMBS, 3.00%, 3/1/2050	3,250,444	2,825,802
Pool #FS4253, UMBS, 3.50%, 3/1/2050	3,162,586	2,842,223
Pool #FM6890, UMBS, 3.00%, 6/1/2050	1,772,163	1,532,777
Pool #CA6316, UMBS, 3.00%, 7/1/2050	1,365,901	1,164,259
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,301,825	1,989,176
Pool #FS1807, UMBS, 3.50%, 7/1/2051	3,650,827	3,274,529
Pool #FS1838, UMBS, 3.00%, 12/1/2051	3,953,185	3,398,679
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,349,798	2,018,821
Pool #MA4626, UMBS, 4.00%, 6/1/2052	3,566,935	3,265,846
Pool #MA4737, UMBS, 5.00%, 8/1/2052	3,467,501	3,360,820
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,182,890	2,161,634
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #CB6326, UMBS, 5.50%, 5/1/2053	3,613,726	$3,577,179
Pool #BX9903, UMBS, 6.00%, 5/1/2053	2,305,490	2,358,451
Pool #FS9453, UMBS, 4.50%, 8/1/2053	3,008,835	2,836,192
Pool #FS6206, UMBS, 5.50%, 10/1/2053	3,700,331	3,694,341
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	2,836,682	2,563,705
Pool #SC0393, UMBS, 5.00%, 6/1/2043	2,960,786	2,905,392
Pool #SD8230, UMBS, 4.50%, 6/1/2052	4,369,703	4,119,328
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,232,003	3,204,189
Pool #SD8238, UMBS, 4.50%, 8/1/2052	6,226,156	5,867,484
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,449,354	3,250,112
Pool #SD8276, UMBS, 5.00%, 12/1/2052	5,970,012	5,780,851
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,811,737	3,693,401

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $92,041,616)		88,880,590

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 4.36%[8]
(Identified Cost $3,293,758)	3,293,758	3,293,758

TOTAL INVESTMENTS - 99.4% (Identified Cost $285,673,620)		277,371,693
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,753,138
NET ASSETS - 100%		$279,124,831

The accompanying notes are an integral part of the financial statements.

 4

Credit Series

Investment Portfolio - December 31, 2024

IO - Interest only

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2024 was $104,550,208, which represented 37.5% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of December 31, 2024.

4Floating rate security. Rate shown is the rate in effect as of December 31, 2024.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of December 31, 2024.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of December 31, 2024.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at December 31, 2024 was $2,529,803, or 0.9% of the Series’ Net Assets.

8Rate shown is the current yield as of December 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

 5

Credit Series

Statement of Assets and Liabilities
December 31, 2024

ASSETS:

Investments, at value (identified cost $285,673,620) (Note 2)	$277,371,693
Cash	3,590
Receivable from Advisor[1]	52,733
Interest receivable	1,642,500
Receivable for fund shares sold	109,180
Dividends receivable	11,190
Foreign tax reclaims receivable	5,490
Prepaid expenses	6,041

TOTAL ASSETS	279,202,417

LIABILITIES:

Accrued fund accounting and administration fees[1]	19,431
Accrued Chief Compliance Officer service fees[1]	2,035
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	1
Professional fees payable	32,031
Payable for fund shares repurchased	11,163
Accrued printing and postage fees payable	9,389
Other payables and accrued expenses	3,536

TOTAL LIABILITIES	77,586

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$279,124,831

NET ASSETS CONSIST OF:

Capital stock	$312,607
Additional paid-in-capital	303,168,237
Total distributable earnings (loss)	(24,356,013)

TOTAL NET ASSETS	$279,124,831

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($4,915/550 shares)	$8.93

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($110,797/12,402 shares)	$8.93

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($279,009,119/31,247,743 shares)	$8.93

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

6

Credit Series

Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $12,005)	$14,197,569
Dividends	214,214

Total Investment Income	14,411,783

EXPENSES:

Management fees (Note 3)	736,662
Fund accounting and administration fees (Note 3)	87,725
Directors’ fees (Note 3)	41,771
Chief Compliance Officer service fees (Note 3)	8,032
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	3
Professional fees	111,698
Registration and filing fees	59,284
Custodian fees	12,087
Miscellaneous	53,999

Total Expenses	1,111,261
Less reduction of expenses (Note 3)	(821,495)

Net Expenses	289,766

NET INVESTMENT INCOME	14,122,017

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(2,773,151)

Net change in unrealized appreciation (depreciation) on investments	2,035,328

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(737,823)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,384,194

The accompanying notes are an integral part of the financial statements.

7

Credit Series

Statements of Changes in Net Assets

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$14,122,017	$11,815,093
Net realized gain (loss) on investments	(2,773,151)	(4,446,232)
Net change in unrealized appreciation (depreciation) on investments	2,035,328	12,689,263

Net increase (decrease) from operations	13,384,194	20,058,124

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(66)	—
Class I	(619)	—
Class W	(14,062,802)	(11,853,559)
From return of capital (Class W)	—	(718,459)

Total distributions to shareholders	(14,063,487)	(12,572,018)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(11,901,054)	18,397,019

Net increase (decrease) in net assets	(12,580,347)	25,883,125

NET ASSETS:

Beginning of year	291,705,178	265,822,053

End of year	$279,124,831	$291,705,178

The accompanying notes are an integral part of the financial statements.

8

Credit Series

Financial Highlights - Class S

FOR THE PERIOD 9/23/24[1] TO 12/31/24
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$9.21
Loss from investment operations:
Net investment income[2]	0.11
Net realized and unrealized gain (loss) on investments	(0.27)
Total from investment operations	(0.16)
Less distributions to shareholders:
From net investment income	(0.12)

Net asset value - End of period	$8.93
Net assets - End of period (000’s omitted)	$5
Total return[3]	(1.73% )

Ratios (to average net assets)/Supplemental Data:
Expenses	0.63% [4]
Net investment income	4.40% [4]
Series portfolio turnover	35%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Credit Series

Financial Highlights - Class I

	FOR THE PERIOD 9/23/24[1] TO 12/31/24
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$9.21
Loss from investment operations:
Net investment income[2]	0.11
Net realized and unrealized gain (loss) on investments	(0.26)
Total from investment operations	(0.15)
Less distributions to shareholders:
From net investment income	(0.13)
Net asset value - End of period	$8.93
Net assets - End of period (000’s omitted)	$111
Total return[3]	(1.67%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%	[4]
Net investment income	4.46%	[4]
Series portfolio turnover	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Credit Series

Financial Highlights - Class W

	FOR THE YEAR ENDED				FOR THE
					PERIOD
					4/14/20[1] TO
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.96	$8.74	$10.15	$10.60	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.43	0.38	0.30	0.23	0.19
Net realized and unrealized gain (loss) on investments	(0.03)	0.24	(1.42)	(0.22)	0.68
Total from investment operations	0.40	0.62	(1.12)	0.01	0.87
Less distributions to shareholders:
From net investment income	(0.43)	(0.38)	(0.28)	(0.24)	(0.18)
From net realized gain on investments	—	—	(0.01)	(0.22)	(0.09)
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.43)	(0.40)	(0.29)	(0.46)	(0.27)
Net asset value - End of period	$8.93	$8.96	$8.74	$10.15	$10.60
Net assets - End of period (000’s omitted)	$279,009	$291,705	$265,822	$206,477	$192,127
Total return[3]	4.56%	7.30%	(11.13% )	0.02%	8.77%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	0.10% [4]	0.10%	0.10%	0.10% [5]
Net investment income	4.79%	4.31%	3.25%	2.23%	2.52% [5]
Series portfolio turnover	35%	42%	44%	69%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.28%	0.26%	0.26%	0.27%	0.33%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

11

Credit Series

Notes to Financial Statements

1.	Organization

Credit Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares are only offered to discretionary investment accounts and other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of December 31, 2024, 6.5 billion shares have been designated in total among 14 active series, of which 100 million have been designated for each as Credit Series Class S common stock, Credit Series Class I common stock, Credit Series Class W common stock and Credit Series Class Z common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon,

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Credit Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of December 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$88,880,590	$—	$88,880,590	$—
States and political subdivisions (municipals)	1,219,892	—	1,219,892	—
Corporate debt:
Communication Services	5,883,650	—	5,883,650	—
Consumer Discretionary	4,473,137	—	4,473,137	—
Energy	9,655,903	—	9,655,903	—
Financials	44,376,471	—	44,376,471	—
Industrials	7,038,861	—	7,038,861	—

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Credit Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$2,289,083	$—	$2,289,083	$—
Real Estate	7,990,049	—	7,990,049	—
Utilities	6,859,458	—	6,859,458	—
Asset-backed securities	49,773,675	—	49,773,675	—
Commercial mortgage-backed securities	45,637,166	—	45,637,166	—
Short-Term Investment	3,293,758	3,293,758	—	—
Total assets	$277,371,693	$3,293,758	$274,077,935	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or December 31, 2024.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of

14

Credit Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on December 31, 2024.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as

15

Credit Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on December 31, 2024.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At December 31, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

16

Credit Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the period ended December 31, 2024, the Class S and Class I did not incur any sub-transfer agency expenses.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class W shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fees and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

17

Credit Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

Pursuant to the advisory fee waiver, the Advisor waived $736,631 in management fees for Class W shares for the year ended December 31, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $1 and $84,863 for Class I and Class W, respectively, for the year ended December 31, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of December 31, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2025	2026	2027	TOTAL
Class I	$—	$—	$1	$1
Class W	18,070	18,809	84,863	121,742

For the year ended December 31, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Credit Series was reimbursed $7,490 by the Advisor, related to an operational error that occurred during the year ended December 31, 2024.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the year ended December 31, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $71,345,628 and $63,173,434, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $28,769,548 and $49,591,113, respectively.

6.	Capital Stock Transactions

Transactions in Class S, Class I and Class W shares of Credit Series were:

CLASS S	FOR THE PERIOD 9/23/24 (COMMENCEMENT OF OPERATIONS) TO 12/31/24
	SHARES	AMOUNT
Sold	543	$5,000
Reinvested	7	66
Repurchased	—	—
Total	550	$5,066

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Credit Series

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

CLASS I	FOR THE PERIOD 9/23/24 (COMMENCEMENT OF OPERATIONS) TO 12/31/24
	SHARES	AMOUNT
Sold	12,338	$110,990
Reinvested	69	619
Repurchased	(5)	(49)
Total	12,402	$111,560

CLASS W	FOR THE YEAR ENDED 12/31/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,657,058	$50,237,463	5,352,757	$46,617,430
Reinvested	1,555,976	13,922,979	1,413,180	12,421,784
Repurchased	(8,515,273)	(76,178,122)	(4,618,790)	(40,642,195)
Total	(1,302,239)	$(12,017,680)	2,147,147	$18,397,019

Approximately 100% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the year ended December 31, 2024, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of December 31, 2024.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

19

Credit Series

Notes to Financial Statements (continued)

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The portion of distributions that exceeds a Series’ current and accumulated earnings and profits, as measured on a tax basis, constitutes a non-taxable return of capital. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gains and losses, including organization costs and losses deferred due to wash sales. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net assets. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid were as follows:

	FOR THE YEAR ENDED 12/31/24	FOR THE YEAR ENDED 12/31/23
Ordinary income	$14,063,487	$11,853,559
Return of capital	—	$718,459

At December 31, 2024, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost of Investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$285,886,996
Unrealized appreciation	2,225,574
Unrealized depreciation	(10,740,877)
Net unrealized depreciation	$(8,515,303)
Undistributed ordinary income	$58,431
Capital loss carryforwards	$(15,898,133)
Other temporary differences (organization costs)	$1,011

As of December 31, 2024, the Series had net short-term capital loss carryforwards of $3,570,481 and net long-term capital loss carryforwards of $12,327,652, which may be carried forward indefinitely.

For the year ended December 31, 2024, the capital loss carryover utilized was $975,275.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

20

Credit Series

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Manning & Napier Fund, Inc. and Shareholders of Credit Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Credit Series (one of the funds constituting Manning & Napier Fund, Inc., referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

New York, New York
February 26, 2025

We have served as the auditor of one or more investment companies in Manning & Napier Mutual Funds since 1992.

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Credit Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

5. Financial Statement and Other Information - Annual

6. Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCRE-12/24-AR

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(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are included with the Financial Statements under Item 7(a).

ITEM 8:	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9:	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10:	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included under Item 7.

ITEM 11:	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16:	Controls and Procedures

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 17:	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18:	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19:	Exhibits

(a)(1)	Code of ethics that is subject to the disclosure of Item 2 above.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.
Date: March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.
Date: March 5, 2025

/s/ Jill Peeper
Jill Peeper
Treasurer and Principal Financial Officer
Manning & Napier Fund, Inc.
Date: March 5, 2025